UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06349

Name of Fund: BlackRock Latin America Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Latin
America Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O.
Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2009

Date of reporting period: 04/30/2009

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

Semi-Annual Report

APRIL 30, 2009 | (UNAUDITED)

BlackRock Global Emerging Markets Fund, Inc.

BlackRock Latin America Fund, Inc.

BlackRock International Fund of BlackRock Series, Inc.

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 SEMI-ANNUAL REPORT

APRIL 30, 2009

Dear Shareholder

The past 12 months reveal a tale of two markets — one of investor pessimism and decided weakness, and another of optimism and some early signs of recovery. The majority of the past year was characterized by the former as the global financial crisis erupted into the worst recession in decades. Economic data were uniformly poor and daily headlines recounted the downfalls of storied financial firms, volatile swings in global financial markets, and monumental government actions that included widespread (and globally coordinated) monetary and quantitative easing by central banks and large-scale fiscal stimuli.

Sentiment improved noticeably in March 2009, however, on the back of new program announcements by the Treasury and Federal Reserve Board, as well as signs of improved economic performance, such as in retail sales, consumer confidence and select areas of the housing market.

Against this backdrop, US equities contended with unprecedented levels of volatility, posting steep declines early, and then pared some of those losses in

March and April. The experience in international markets was similar to that in the United States, though there was a marked divergence in regional perform-

ance. Notably, emerging economies, which lagged most developed regions through the downturn, were among the market leaders during the late-period rally.

In fixed income markets, while risk aversion remained a dominant theme overall, relatively attractive yields and distressed valuations, alongside a more favorable macro environment, eventually captured investor attention, leading to a modest recovery in non-Treasury assets. A notable example from the opposite end of the credit spectrum was the high yield sector, which generally outperformed in the first four months of 2009 after extraordinary challenges and severe underperformance last year. At the same time, the new year ushered in a return to normalcy for the tax-exempt market, which had registered one of its worst years on record in 2008.

All told, the major benchmark indexes posted mixed results for the current reporting period, reflective of a bifurcated market.
Total Returns as of April 30, 2009	6-month	12-month
US equities (S&P 500 Index)	(8.53)%	(35.31)%
Small cap US equities (Russell 2000 Index)	(8.40)	(30.74)
International equities (MSCI Europe, Australasia, Far East Index)	(2.64)	(42.76)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	8.98	9.30
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	7.74	3.84
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	8.20	3.11
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	16.39	(12.55)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

On June 16, 2009, BlackRock, Inc. announced that it received written notice from Barclays PLC (“Barclays”) in which Barclays’ Board of Directors had accepted BlackRock’s offer to acquire Barclays Global Investors (“BGI”). Barclays also notified BlackRock that its Board will recommend the transaction to

Barclays’ shareholders for approval at a special meeting to be held in early August 2009. The combination of BlackRock and BGI will bring together market leaders in active and index strategies to create the preeminent asset management firm. The transaction is expected to close in the fourth quarter 2009 following approval by Barclays’ shareholders, the receipt of client consents and regulatory approvals, and satisfaction of customary closing conditions.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. We thank you for entrusting

BlackRock with your investments and look forward to continuing to serve you in the months and years ahead.

Sincerely,

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of April 30, 2009 BlackRock Global Emerging Markets Fund, Inc.

Portfolio Management Commentary

How did the Fund perform?
•The Fund underperformed the benchmark Morgan Stanley Capital
International (MSCI) Emerging Markets Index for the six-month period.

What factors influenced performance?
•At a country level, poor stock selection in Korea, South Africa and China was one of the largest detractors from relative Fund performance for the period. At a sector level, strong stock selection in materials could not offset the negative impact of the Fund’s underweight position. Holdings in energy and consumer discretionary also weighed on performance. On an individ-
ual stock basis, the Fund’s overweight position in shipping company China
COSCO Holdings Company Ltd. was the biggest drag on relative perform-
ance. South African mining firm Anglo American Plc and an underweight position in Teva Pharmaceutical Industries Ltd. also detracted from results.

•Conversely, overweight allocations and strong stock selection in Taiwan,
Brazil and India drove positive performance over the period. From a sector perspective, financials, telecommunication services and information tech-
nology (IT) all performed well. Stock selection was the source of both the financials and telecommunication services sectors’ outperformance, while the Fund’s underweight position aided returns in IT. Hungary’s OTP Bank Plc., and property companies China Overseas Land & Investment Ltd. and Cyrela
Brazil Realty SA, Empreendimentos e Participacoes were the largest individual contributors over the six months.

Describe recent portfolio activity.
•During the period, we reduced the Fund’s underweight position in Asia, adding to its Taiwan and Korea exposure, while also trimming its China weighting. Additionally, we reduced the Fund’s weightings in Mexico and
Peru, while exiting Chile entirely. In turn, we opened a position in Hungary and increased the Fund’s overweight position in Russia.

•On a sector level, we reduced the Fund’s overweight exposure to tele-
communication services and moved to underweight positions in consumer staples and healthcare. We also moved from an underweight to an over-
weight in both the industrials and financials sectors.

Describe Fund positioning at period end.
•Increased exposure to Russia and Hungary moved the Fund from a slight underweight position in emerging Europe to it being our largest overweight regional position. We reduced the Fund’s Latin America overweight, while increasing the underweight positions in the Middle East and Africa. In gen-
eral, we have focused on purchasing cheap beta stocks, which we believe are best placed to outperform as the markets rally.

•From a longer-term perspective, the investment case for the asset class remains intact. While most markets are undergoing a cyclical downturn, emerging markets are not experiencing the more structural problems seen in the developed world. With their higher rates of growth, we believe emerg-
ing markets will adapt and recover more quickly than their developed peers.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	November 1, 2008	April 30, 2009	During the Period[1]	November 1, 2008	April 30, 2009	During the Period[1]
Institutional	$1,000	$1,163.50	$8.88	$1,000	$1,016.70	$8.27
Investor A	$1,000	$1,161.40	$10.91	$1,000	$1,014.81	$10.17
Investor B	$1,000	$1,155.20	$15.81	$1,000	$1,010.23	$14.74
Investor C	$1,000	$1,156.10	$15.65	$1,000	$1,010.38	$14.60

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.65% for Institutional, 2.03% for Investor A, 2.95% for Investor B, and 2.92% for
Investor C), multiplied by the average account value over the period, multiplied by 181/364 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 364.
See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

4 SEMI-ANNUAL REPORT APRIL 30, 2009

BlackRock Global Emerging Markets Fund, Inc.

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
2 The Fund invests in securities, principally equities, of issuers in countries having smaller capital markets.
3 This unmanaged index measures the total returns of emerging foreign stock markets in Europe, Asia and the Far East.

Performance Summary for the Period Ended April 30, 2009

					Average Annual Total Returns[4]
		1	Year		5 Years		10 Years
	6-Month	w/o sales		w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge		charge	charge	charge	charge	charge
Institutional	16.35%	(44.47)%		N/A	9.24%	N/A	7.34%	N/A
Investor A	16.14	(44.64)		(47.55)%	8.94	7.77%	7.05	6.48%
Investor B	15.52	(45.14)		(47.28)	8.06	7.82	6.38	6.38
Investor C	15.61	(45.15)		(45.62)	8.07	8.07	6.19	6.19
MSCI Emerging Markets Index	17.52	(42.71)		N/A	11.46	N/A	8.55	N/A

4 Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance”
on page 10 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT APRIL 30, 2009 5

Fund Summary as of April 30, 2009 BlackRock Latin America Fund, Inc.

Portfolio Management Commentary

How did the Fund perform?
•The Fund outperformed the benchmark Morgan Stanley Capital International
(MSCI) Emerging Markets Latin America Index for the six-month period.

What factors influenced performance?
•An overweight position and security selection in Brazil and an under-
weight position in Mexico were the main contributors to Fund performance at the country level. Individual names that helped returns for the period included Brazilian banks Unibanco Holdings SA and Itau Unibanco Multiplo
SA, Chilean copper name Antofagasta Plc, Mexican consumer staples name
FEMSA Cerveza and Cyrela Brazil Realty SA Empreendimentos e
Participacoes, a Brazilian homebuilder. From a sector perspective, security selection in consumer staples, an overweight position and security selec-
tion in financials and security selection and an underweight position in telecommunication services aided results.

•By contrast, security selection in Chile, which was somewhat offset by the
Fund’s underweight position in the country, and an underweight position in Peru weighed on performance during the period. Individual names that detracted included large cap cyclical oil giant Petrobras SA; Mexican home-
builder Corporacion Geo SAB de CV, which lagged due to concerns regard-
ing credit availability in a credit crunch scenario; and Mexican bank Grupo
Financiero Banorte SAB de CV, which suffered due to concerns about its exposure to some of the Mexican companies that went bankrupt or suffered huge losses from foreign exchange market positions late in 2008. From a sector perspective, an underweight in energy hindered results. A small cash position, which averaged 1% during the period, also was a detractor.

Describe recent portfolio activity.
•During the period, we reduced exposure to Mexico, especially consumer names, given the continued challenging environment and their dependency on the US economy. We also reduced exposure to Chilean consumer names.
Chilean GDP growth was at its lowest levels in almost a decade and, as a result, consumer confidence was low, which was a concern with respect to our outlook for Chilean equities. The Fund’s exposure to Argentina was reduced as well because Tenaris SA, one of the largest names in the
Argentine benchmark, was removed from the index in November. Meanwhile, we reintroduced Panama into the Fund via Copa Holdings SA and we increased exposure to Brazil, primarily in the more domestically-oriented sectors, including financials, consumers and industrials.

Describe Fund positioning at period end.
•At period end, Brazil remains the Fund’s largest overweight. We continue to favor stocks that are exposed to the domestic economy, given strong resilience on the employment front, record low Selic interest rates (with expectations of further cuts) and the potential upside on the commodity front from an improvement in global economic activity. The Fund still holds an underweight position in Mexico on account of its challenging growth profile (not helped by the swine flu scare), but we have reduced the under-
weight given some stock-specific, attractive valuation levels. Peru remains our favorite market in the Andean region, while Chile remains a large under-
weight due to low economic growth and relatively high valuation.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	November 1, 2008	April 30, 2009	During the Period[1]	November 1, 2008	April 30, 2009	During the Period[1]
Institutional	$1,000	$1,218.80	$8.66	$1,000	$1,017.09	$7.87
Investor A	$1,000	$1,217.20	$10.09	$1,000	$1,015.80	$9.17
Investor B	$1,000	$1,210.90	$15.89	$1,000	$1,010.53	$14.45
Investor C	$1,000	$1,211.70	$15.18	$1,000	$1,011.18	$13.80

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.57% for Institutional, 1.83% for Investor A, 2.89% for Investor B, and 2.76% for
Investor C), multiplied by the average account value over the period, multiplied by 181/364 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 364.
See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

6 SEMI-ANNUAL REPORT APRIL 30, 2009

BlackRock Latin America Fund, Inc.

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
2 The Fund invests primarily in Latin America equity and debt securities.
3 This unmanaged market-capitalization-weighted index by Morgan Stanley Capital International is comprised of a representative sampling of stocks of large-, medium-, and small-capitalization companies in Argentina, Brazil, Chile and Mexico, which are freely purchasable by foreign investors.

Performance Summary for the Period Ended April 30, 2009

					Average Annual Total Returns[4]
		1	Year		5 Years		10 Years
	6-Month	w/o sales		w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge		charge	charge	charge	charge	charge
Institutional	21.88%	(47.52)%		N/A	22.83%	N/A	14.95%	N/A
Investor A	21.72	(47.66)		(50.41)%	22.53	21.21%	14.67	14.05%
Investor B	21.09	(48.17)		(50.50)	21.54	21.36	13.95	13.95
Investor C	21.17	(48.11)		(48.63)	21.57	21.57	13.75	13.75
MSCI Emerging Markets Latin America Index	18.98	(44.57)		N/A	23.25	N/A	14.15	N/A

4 Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance”
on page 10 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT APRIL 30, 2009 7

Fund Summary as of April 30, 2009 BlackRock International Fund of BlackRock Series, Inc.

Portfolio Management Commentary

How did the Fund perform?
•Through its investment in BlackRock Master International Portfolio, the Fund
outperformed the benchmark Morgan Stanley Capital International (MSCI)
EAFE Index for the six-month period.

What factors influenced performance?
•During the period, the Fund realized strong returns from stock selection, but sector allocation generally detracted from overall performance.

•Positive stock selection was led by the Fund’s holdings within the energy sector, as UK-listed Tullow Oil Plc and Brazil’s Petrobras S.A. were stand-out performers. Stock-specific alpha was also generated in the financials sec-
tor, with strong rises in Credit Suisse Group AG, The Toronto-Dominion Bank and UBS AG.

•Given the deteriorating global economic environment for much of the period, we remained underweight in financials and materials. This, however, resulted in negative sector allocation, as both sectors rallied toward the end of the period. On the other hand, the Fund’s overweight positioning in consumer discretionary and telecommunication services was beneficial to performance.

•From a regional standpoint, the Fund’s overweight position in the
United Kingdom was positive due to holdings including Rio Tinto plc and
Prudential plc. By contrast, the Fund’s underweight in Japan detracted from performance.

Describe recent portfolio activity.
•At the start of the period, the Fund’s exposure to global growth industries was reduced and switched aggressively into more defensive stocks.

•Over the first three months of the period, we continued to reduce cyclical risk by removing names such as Fiat S.p.A., ArcelorMittal and China South
Locomotive & Rolling Stock Industry (Group) Corp. We increased the size bias in the Fund, investing in large-cap names such as Vodafone Group Plc.
The overall effect was to increase stock-specific risk in the Fund, while reducing country risk.

•In the last three months of the period, we maintained the high-quality tilt of the Fund, investing in companies with strong balance sheets and attractive cash flow characteristics. At the same time, we reduced the size of many of the Fund’s sector positions, including its underweight in financials.

Describe Fund positioning at period end.
•At period end, the Fund continued to have an overweight position in the
United Kingdom, focused primarily on companies with international earnings and operations, while it remained underweight in Japan. On a sector basis, the Fund was overweight in consumer staples, consumer discretionary and materials, while it was underweight in financials and industrials. We con-
tinue to see value within both defensive and more cyclical sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	November 1, 2008	April 30, 2009	During the Period[1]	November 1, 2008	April 30, 2009	During the Period[1]
Institutional	$1,000	$993.90	$10.06	$1,000	$1,014.81	$10.17
Investor A	$1,000	$991.40	$11.93	$1,000	$1,012.92	$12.06
Investor B	$1,000	$985.80	$18.76	$1,000	$1,006.00	$18.95
Investor C	$1,000	$988.50	$15.23	$1,000	$1,009.58	$15.39

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (2.03% for Institutional, 2.41% for Investor A, 3.80% for Investor B, and 3.08% for
Investor C), multiplied by the average account value over the period, multiplied by 181/364 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense example reflects the expenses of both the feeder fund and the master fund in which it invests.
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 364.
See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

8 SEMI-ANNUAL REPORT APRIL 30, 2009

BlackRock International Fund of BlackRock Series, Inc.

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
2 The Fund invests all of its assets in BlackRock Master International Portfolio of BlackRock Master LLC. The Portfolio invests primarily in stocks of companies located outside of the United States that its management believes are undervalued or have good prospects for earnings growth.
3 This unmanaged broad-based index measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East.

Performance Summary for the Period Ended April 30, 2009

					Average Annual Total Returns[4]
		1	Year		5 Years		10 Years
	6-Month	w/o sales		w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge		charge	charge	charge	charge	charge
Institutional	(0.73)%	(43.72)%		N/A	(0.74)%	N/A	(1.65)%	N/A
Investor A	(0.86)	(43.91)		(46.86)%	(1.00)	(2.06)%	(1.90)	(2.43)%
Investor B	(1.54)	(44.61)		(47.10)	(1.94)	(2.33)	(2.52)	(2.52)
Investor C	(1.15)	(44.25)		(44.81)	(1.74)	(1.74)	(2.65)	(2.65)
MSCI EAFE Index	(2.64)	(42.76)		N/A	0.66	N/A	(0.04)	N/A

4 Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance”
on page 10 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT APRIL 30, 2009 9

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load) of
5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•Investor C Shares are subject to a distribution fee of 0.75% and a service fee of 0.25%. In addition, Investor C Shares are subject to a 1% contin-
gent deferred sales charge if redeemed within one year of purchase.

Performance information reflects past performance and does not guaran-
tee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Funds may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on pages 5, 7 and
9 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribu-
tion and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a)
expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense examples on pages 4, 6 and 8 (which are based on a hypothetical investment of $1,000 invested on November 1, 2008 and held through
April 30, 2009) are intended to assist shareholders both in calculating expenses based on an investment in the Funds and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these
Funds and other funds, compare the 5% hypothetical examples with the
5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning differ-
ent funds. If these transactional expenses were included, shareholder expenses would have been higher.

10 SEMI-ANNUAL REPORT APRIL 30, 2009

Portfolio Information as of April 30, 2009

BlackRock Global Emerging Markets Fund, Inc.

	Percent of		Percent of
	Long-Term		Long-Term
Ten Largest Holdings	Investments	Geographic Allocation	Investments
Samsung Electronics Co., Ltd.	4%	Brazil	15%
OAO Gazprom	4	China	15
Shinhan Financial Group Co., Ltd.	3	South Korea	14
China Mobile Ltd.	3	Taiwan	14
Petroleo Brasileiro SA	3	Russia	11
Taiwan Semiconductor Manufacturing Co., Ltd.	2	South Africa	7
Itau Unibanco Multiplo SA	2	India	6
China Life Insurance Co., Ltd.	2	Mexico	5
Hyundai Development Co.	2	Argentina	2
America Movil, SA de CV	2	Thailand	2
		Turkey	2
		Hungary	2
		Other[1]	5
		[1] Other includes a 1% investment in each country as follows: Indonesia, United Arab
		Emirates, Peru, Israel and Malaysia.

BlackRock Latin America Fund, Inc.

	Percent of		Percent of
	Long-Term		Long-Term
Ten Largest Holdings	Investments	Geographic Allocation	Investments
Petroleo Brasileiro SA	14%	Brazil	76%
Itau Unibanco Multiplo SA	11	Mexico	18
America Movil, SA de CV	9	Peru	2
Companhia Vale do Rio Doce (Preference 'A' Shares)	9	Chile	2
Banco Bradesco SA	5	Argentina	2
Cia de Bebidas das Americas (Preference Shares)	5
Usinas Siderurgicas de Minas Gerais SA (Preference ‘A’ Shares)	3
Grupo Televisa, SA	3
Bradespar SA (Preference Shares)	3
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2

SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments April 30, 2009 (Unaudited)

BlackRock Global Emerging Markets Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Argentina — 2.1%
Tenaris SA (a)	96,607	$2,417,107
Ternium SA (a)	64,470	542,193
		2,959,300
Brazil — 15.0%
All America Latina Logistica SA	283,000	1,453,172
Banco Bradesco SA (a)	181,421	2,227,850
Companhia Vale do Rio Doce
(Preference ‘A’ Shares) (a)	182,500	2,505,725
Cyrela Brazil Realty SA	288,000	1,832,769
GVT Holding SA (b)	115,000	1,519,359
Itau Unibanco Banco Multiplo SA (a)	228,797	3,141,376
Lojas Renner SA	163,259	1,481,223
Petroleo Brasileiro SA (a)	134,600	3,631,508
Rodobens Negocios Imobiliarios SA	81,583	539,675
Tam SA (Preference Shares) (a)(b)	190,118	1,268,087
Usinas Siderurgicas de Minas Gerais SA
(Preference ‘A’ Shares)	115,000	1,705,864
		21,306,608
China — 14.5%
Bank of China Ltd.	6,546,000	2,427,096
CNOOC Ltd.	2,153,000	2,403,435
China Coal Energy Co.	1,904,000	1,624,972
China Communications Construction Co. Ltd.	1,402,000	1,662,883
China Life Insurance Co. Ltd.	836,000	2,935,960
China Mobile Ltd.	457,990	3,954,850
China Resources Power Holdings Co.	1,100,000	2,464,951
China Shipping Development Co. Ltd.	1,308,000	1,489,720
Foxconn International Holdings Ltd. (b)	2,649,000	1,632,494
		20,596,361
Hungary — 1.5%
OTP Bank Plc	165,570	2,132,500
India — 2.6%
Bharti Tele-Ventures Ltd.	113,023	1,711,906
ICICI Bank Ltd. (a)	91,742	1,892,638
		3,604,544
Indonesia — 1.3%
Bumi Resources Tbk PT	13,617,000	1,872,722
Israel — 0.9%
Teva Pharmaceutical Industries Ltd. (a)	28,561	1,253,542
Malaysia — 0.7%
Tenaga Nasional Bhd	494,300	1,016,372
Mexico — 4.7%
America Movil, SA de CV (a)	83,500	2,742,975
Desarrolladora Homex SA de CV (a)(b)	69,373	1,289,644
Grupo Financiero Banorte, SA de CV ‘O’	885,000	1,365,385
Grupo Televisa, SA (a)	86,000	1,331,280
		6,729,284

Common Stocks	Shares	Value

Peru — 0.9%
Credicorp Ltd.	25,816	$1,291,316
Russia — 10.7%
AO VimpelCom (a)	164,913	1,553,480
LUKOIL (a)	35,871	1,599,847
MMC Norilsk Nickel (a)	260,283	2,168,157
Mechel OAO (a)	262,336	1,395,628
Mobile Telesystems (a)	38,448	1,274,167
OAO Gazprom (a)	309,646	5,536,471
OAO Rosnft Oil Co. (a)(b)	323,287	1,697,257
		15,225,007
South Africa — 6.4%
Anglo American Plc	71,735	1,566,075
Anglo Platinum Ltd.	27,200	1,455,026
Blue Label Telecoms Ltd. (b)	560,870	276,227
FirstRand Ltd.	1,200,211	1,833,307
Sasol Ltd.	41,244	1,241,867
Telkom SA Ltd.	112,596	1,418,686
Tiger Brands Ltd.	86,173	1,338,669
		9,129,857
South Korea — 14.1%
Hite Brewery Co., Ltd.	115	16,408
Hyundai Development Co.	92,727	2,887,686
POSCO	5,020	1,548,069
SK Telecom Co., Ltd.	11,854	1,689,865
Samsung Electronics Co., Ltd.	12,275	5,668,069
Samsung Fire & Marine Insurance Co. Ltd.	13,594	1,854,828
Shinhan Financial Group Co., Ltd.	168,803	4,176,182
Shinsegae Co. Ltd.	5,990	2,136,592
		19,977,699
Taiwan — 13.8%
Advanced Semiconductor Engineering Inc.	3,501,000	1,943,634
Asustek Computer, Inc.	1,528,000	2,027,801
Chunghwa Telecom Co. Ltd. (a)	62,719	1,185,390
Chunghwa Telecom Co. Ltd.	314,919	599,859
Far Eastern Textile Co. Ltd.	1,998,000	1,864,053
Formosa Plastics Corp.	1,108,000	1,952,211
HON HAI Precision Industry Co. Ltd.	898,250	2,593,281
Taiwan Semiconductor Manufacturing Co. Ltd.	2,136,878	3,616,114
Uni-President Enterprises Corp.	1,697,000	1,704,062
Yuanta Financial Holding Co. Ltd.	3,608,000	2,110,076
		19,596,481
Thailand — 1.7%
Kasikornbank PCL	1,024,000	1,512,035
PTT Exploration & Production PCL (a)	322,090	936,294
		2,448,329
Turkey — 1.7%
Turkiye Vakiflar Bankasi T.A.O. Class D	2,107,000	2,385,608
Total Common Stocks — 92.6%		131,525,530

See Notes to Financial Statements.

12 SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments (concluded)

BlackRock Global Emerging Markets Fund, Inc.
(Percentages shown are based on Net Assets)

Warrants (c)	Shares	Value

India — 0.6%
Unitech Ltd.	1,062,972	$935,819
United Arab Emirates — 0.9%
Emaar Properties PJSC	2,010,614	1,286,391
Total Warrants — 1.5%		2,222,210

Structured Notes
India — 2.7%
Citigroup Global Markets Holdings, Inc. (Jaiprakash
Associates Ltd.), 10/24/12 (b)	523,000	1,448,710
Citigroup Global Markets Holdings, Inc. (Reliance
Infrastructure Ltd.), 10/24/12 (b)	73,655	1,023,068
Deutsche Bank AG London (Sterlite Industries
(India) Ltd.), 6/19/09 (b)	162,991	1,340,715
Total Structured Notes — 2.7%		3,812,493
Total Investments (Cost — $130,048,682*) — 96.8%		137,560,233
Other Assets Less Liabilities — 3.2%		4,524,934
Net Assets — 100.0%		$142,085,167

* The cost and unrealized appreciation (depreciation) of investments as of April 30,
2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$139,685,408
Gross unrealized appreciation	$19,293,648
Gross unrealized depreciation	(21,418,823)
Net unrealized depreciation	$(2,125,175)

(a) Depositary receipts.
(b) Non-income producing security.
(c) Warrants entitle the Fund to purchase a predetermined number of shares of com-
mon stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
•Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$(6,128,715)	$14,119

•Foreign currency exchange contracts as of April 30, 2009 were as follows:

Currency		Currency			Settlement	Unrealized
Purchased			Sold	Counterparty	Date	Depreciation

BRL	568,107	USD	263,013	Brown Brothers
				Harriman & Co.	5/04/09	$(3,766)
BRL	673,613	USD	308,926	Brown Brothers
				Harriman & Co.	5/05/09	(1,619)
KRW 1,870,720,207		USD	1,471,849	Brown Brothers
				Harriman & Co.	5/06/09	(13,766)
Total						$(19,151)

•Currency Abbreviations:

BRL KRW USD	Brazilian Real South Korean Won US Dollar

•Financial Accounting Standards Board Statement of Financial Accounting Standards
No. 157, “Fair Value Measurements,” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
	Assets	Liabilities
Level 1	$51,843,083	—
Level 2	85,717,150	$(19,151)
Level 3	—	—
Total	$137,560,233	$(19,151)

* Other financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments April 30, 2009 (Unaudited)

BlackRock Latin America Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Argentina — 1.4%
Tenaris SA (a)	164,000	$4,103,280
Ternium SA (a)	154,000	1,295,140
		5,398,420
Brazil — 73.9%
Agra Empreendimentos Imobiliarios SA	400,000	420,293
All America Latina Logistica SA	1,175,000	6,033,486
Amil Partcipacoes SA	532,000	2,005,071
Anhanguera Educaional Participacoes SA	360,000	2,516,275
B2W Companhia Global Do Varejo	98,000	1,555,769
BM&F Bovespa SA	829,000	3,408,484
Banco ABC Brasil SA (Preference Shares)	300,000	959,364
Banco Bradesco SA (a)(b)	1,433,000	17,597,240
Banco Industrial e Comercial SA
(Preference Shares)	400,000	1,059,869
Bradespar SA (Preference Shares)	870,000	10,866,306
Cia Brasileira de Distribuicao Grupo Pao
de Acucar (a)	60,000	1,937,400
Cia Energetica de Minas Gerais (a)	190,000	2,859,500
Cia Energetica de Minas Gerais
(Preference Shares)	37,500	453,128
Cia Siderurgica Nacional SA (a)	179,000	3,315,080
Cia de Bebidas das Americas (a)(b)	25,000	1,136,250
Cia de Bebidas das Americas (Preference
Shares) (a)	308,000	17,365,040
Cia de Concessoes Rodoviarias	232,600	2,784,038
Companhia Vale do Rio Doce (Preference ‘A’
Shares) (a)	2,435,000	33,432,550
Companhia de Saneamento de Minas Gerais	98,000	1,061,504
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	1,024,500	6,519,694
Diagnosticos da America SA (c)	172,000	2,502,661
EDP — Energias do Brasil SA	120,000	1,456,041
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA (Preference ‘B’ Shares)	80,000	1,043,423
Equatorial Energia SA	98,000	610,220
GVT Holding SA (c)	207,000	2,734,845
Hypermarcas SA (c)	360,000	3,070,513
Itau Unibanco Multiplo SA (a)	3,190,000	43,798,700
Itausa-Investimentos Itau SA (Preference Shares)	759,000	3,245,501
Lojas Renner SA	291,000	2,640,197
Lupatech SA (c)	130,000	1,633,797
Marcopolo SA (Preference Shares)	400,000	889,924
Metalfrio Solutions SA (c)	209,000	424,884
Mrv Engenharia e Participacoes SA	318,000	3,153,923
NET Servicos de Comunicacao SA (Preference
Shares) (c)	655,000	5,362,206
OGX Petroleo e Gas Participacoes SA	9,000	3,778,483
PDG Realty SA Empreendimentos e Participacoes	278,000	2,649,252
Petroleo Brasileiro SA (a)	1,950,000	52,611,000
Porto Seguro SA	405,000	2,440,417
Profarma Distribuidora de Produtos
Farmaceuticos SA	88,000	295,484
Redecard SA	171,200	2,154,713
Rodobens Negocios Imobiliarios SA	105,000	694,580
Suzano Papel e Celulose SA (Preference Shares) (c)	172,000	1,091,427

Common Stocks	Shares	Value

Brazil (concluded)
Tam SA (Preference Shares) (a)(c)	445,000	$2,968,150
Tele Norte Leste Participacoes SA (a)	256,000	3,980,800
Terna Participacoes SA	100,000	1,685,740
Tim Participacoes SA (a)	81,000	1,349,460
Totvs SA	81,004	2,190,748
Tractebel Energia SA	249,000	2,052,107
Ultrapar Participacoes SA (Preference Shares)	50,000	1,397,245
Usinas Siderurgicas de Minas Gerais SA	107,000	1,472,811
Usinas Siderurgicas de Minas Gerais SA
(Preference ‘A’ Shares)	860,000	12,756,892
Weg SA	222,000	1,418,845
		286,841,330
Chile — 2.0%
Antofagasta Plc	240,000	2,059,690
Banco Santander Chile SA (a)	44,000	1,558,040
Empresa Nacional de Electricidad SA (a)	113,000	4,333,550
		7,951,280
Mexico — 17.3%
America Movil, SA de CV (a)(b)	1,035,000	33,999,750
Cemex, SA de CV (a)(b)(c)	552,000	4,128,960
Desarrolladora Homex SAB de CV (a)(c)	212,200	3,944,798
Fomento Economico Mexicano, SA de CV (a)	124,000	3,510,440
Grupo Financiero Banorte, SAB de CV Class O	2,100,000	3,239,896
Grupo Mexico, SA de CV	5,113,000	3,962,705
Grupo Televisa, SA (a)	711,000	11,006,280
Wal-Mart de Mexico, SA de CV	1,330,000	3,612,560
		67,405,389
Panama — 0.4%
Copa Holdings SA Class A	50,000	1,532,500
Peru — 2.1%
Cia de Minas Buenaventura SA (a)	147,000	3,110,520
Credicorp Ltd. (b)	98,000	4,901,960
		8,012,480
Total Common Stocks — 97.1%		377,141,399

Structured Notes
Brazil — 1.2%
Deutsche Bank AG (Redecard SA), due 3/24/11 (c)	90,000	1,131,066
Morgan Stanley BV (Redecard SA), due 2/26/10 (c)	150,000	1,905,450
Morgan Stanley BV (Redecard SA), due 3/02/10 (c)	50,000	638,050
Morgan Stanley BV (Redecard SA), due 4/01/10 (c)	75,000	950,100
Total Structured Notes — 1.2%		4,624,666
Total Long-Term Investments
(Cost — $378,178,108) — 98.3%		381,766,065

See Notes to Financial Statements.

14 SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments (concluded)

BlackRock Latin America Fund, Inc.
(Percentages shown are based on Net Assets)

	Par
Short-Term Securities	(000)	Value

Time Deposit — 0.9%
Brown Brothers Harriman & Co., 0.03%, 5/01/09	USD 3,372	$3,372,128

	Beneficial
	Interest (000)
Money Market Fund — 8.8%
BlackRock Liquidity Series, LLC
Money Market Series, 0.80% (d)(e)(f)	USD 34,217	34,216,800
Total Short-Term Securities
(Cost — $37,588,928) — 9.7%		37,588,928
Total Investments Before Options Written
(Cost — $415,767,036*) — 108.0%		419,354,993

Options Written	Contracts
Exchange-Traded Call Options
Cia Siderurgica Nacional SA, expiring
June 2009 at USD 22.5	800	(30,000)
Cia de Bebidas das Americas (Preference
Shares), expiring July 2009 at USD 60	300	(100,500)
Total Options Written
(Premiums Received — $99,780) — 0.0%		(130,500)
Total Investments — 108.0%		419,224,493
Liabilities in Excess of Other Assets — (8.0)%		(31,020,303)
Net Assets — 100.0%		$388,204,190

* The cost and unrealized appreciation (depreciation) of investments as of April 30,
2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$440,487,728
Gross unrealized appreciation	$53,593,802
Gross unrealized depreciation	(74,726,537)
Net unrealized depreciation	$(21,132,735)

(a) Depositary receipts.
(b) Security, or a portion of security, is on loan.
(c) Non-income producing security.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	—	$3,753
BlackRock Liquidity Series, LLC
Money Market Series	$23,396,050	$48,846

(e) Represents the current yield as of report date.
(f) Security was purchased with the cash proceeds from securities loans.

•Foreign currency exchange contracts as of April 30, 2009 were as follows:
				Unrealized
Currency	Currency		Settlement	Appreciation
Purchased	Sold	Counterparty	Date	(Depreciation)

USD 1,769,126	BRL 3,857,580	Brown Brothers
		Harriman & Co.	5/04/09	$8,783
BRL 1,046,102	USD 479,753	Brown Brothers
		Harriman & Co.	5/05/09	(2,514)
Total				$6,269

•Currency Abbreviations:
BRL	Brazilian Real
USD	US Dollar

•Effective November 1, 2008, the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements,” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
	Assets	Assets	Liabilities
Level 1	$375,081,708	—	$(130,500)
Level 2	39,648,619	$8,783	(2,514)
Level 3	4,624,666	—	—
Total	$419,354,993	$8,783	$(133,014)

* Other financial instruments are options written and foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3)
used in determining fair value:

Investments in
Securities
Assets
Balance, as of November 1, 2008	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	$889,832
Net purchases (sales)	—
Net transfers in/out of Level 3	3,734,834
Balance, as of April 30, 2009	$4,624,666

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Statements of Assets and Liabilities

	BlackRock
	Global	BlackRock
	Emerging	Latin
	Markets	America
April 30, 2009 (Unaudited)	Fund, Inc.	Fund, Inc.

Assets
Investments at value — unaffiliated[1,2]	$137,560,233	$385,138,193
Investments at value — affiliated[3]	—	34,216,800
Foreign currency at value[4]	2,391,357	268,891
Unrealized appreciation on foreign currency exchange contracts	—	8,783
Investments sold receivable	2,269,455	1,833,363
Dividends receivable	461,369	3,445,182
Capital shares sold receivable	63,126	1,508,247
Options written receivable	—	99,780
Prepaid expenses	21,169	42,214
Securities lending income receivable — affiliated	—	18,922
Interest receivable	1,598	—
Other assets	52,662	—
Total assets	142,820,969	426,580,375

Liabilities
Collateral on securities loaned at value	—	34,216,800
Unrealized depreciation on foreign currency exchange contracts	19,151	2,514
Options written at value[5]	—	130,500
Investments purchased payable	293,445	2,432,259
Capital shares redeemed payable	152,588	821,768
Other accrued expenses payable	117,294	301,431
Investment advisory fees payable	111,389	299,940
Distribution fees payable	29,062	120,417
Other affiliates payable	12,856	50,516
Officer’s and Directors’ fees payable	17	40
Total liabilities	735,802	38,376,185
Net Assets	$142,085,167	$388,204,190

Net Assets Consist of
Paid-in capital	$244,502,812	$545,557,652
Undistributed net investment income	26,559	3,380,803
Accumulated net realized loss	(109,945,457)	(164,259,193)
Net unrealized appreciation/depreciation	7,501,253	3,524,928
Net Assets	$142,085,167	$388,204,190

Net Asset Value
Institutional:
Net assets	$51,480,518	$58,063,962
Shares outstanding, 100 million shares authorized, $0.10 par value	4,374,763	1,560,380
Net asset value	$11.77	$37.21
Investor A:
Net assets	$72,719,239	$239,139,976
Shares outstanding, 100 million shares authorized, $0.10 par value	6,381,090	6,516,016
Net asset value	$11.40	$36.70
Investor B:
Net assets	$3,405,111	$12,442,267
Shares outstanding, 100 million shares authorized, $0.10 par value	331,524	360,013
Net asset value	$10.27	$34.56
Investor C:
Net assets	$14,480,299	$78,557,985
Shares outstanding, 100 million shares authorized, $0.10 par value	1,447,829	2,314,665
Net asset value	$10.00	$33.94
[1] Investments at cost — unaffiliated	$130,048,682	$381,550,236
[2] Securities loaned at value	$—	$32,764,155
[3] Investments at cost — affiliated	$—	$34,216,800
[4] Foreign currency at cost	$2,387,416	$321,908
[5] Premiums received	$—	$99,780

See Notes to Financial Statements.

16 SEMI-ANNUAL REPORT

APRIL 30, 2009

Statements of Assets and Liabilities (concluded)

BlackRock
International
April 30, 2009 (Unaudited)	Fund
Assets
Investments at value — Master International Portfolio of BlackRock Master LLC (the “Portfolio”), (cost — $56,117,146)	$51,950,418
Withdrawals receivable from the Portfolio	104,305
Capital shares sold receivable	25,962
Prepaid expenses	28,091
Total assets	52,108,776

Liabilities
Capital shares redeemed payable	130,267
Distribution fees payable	25,904
Administration fees payable	10,253
Other affiliates payable	2,352
Officer’s and Directors’ fees payable	8
Other accrued expenses payable	24,500
Total liabilities	193,284
Net Assets	$51,915,492

Net Assets Consist of
Paid-in capital	$135,218,378
Undistributed net investment income	178,034
Accumulated net realized loss allocated from the Portfolio	(79,314,192)
Net unrealized appreciation/depreciation allocated from the Portfolio	(4,166,728)
Net Assets	$51,915,492

Net Asset Value
Institutional:
Net assets	$4,346,483
Shares outstanding, 100 million shares authorized, $0.0001 par value	533,647
Net asset value	$8.14
Investor A:
Net assets	$20,721,713
Shares outstanding, 100 million shares authorized, $0.0001 par value	2,573,527
Net asset value	$8.05
Investor B:
Net assets	$17,224,955
Shares outstanding, 100 million shares authorized, $0.0001 par value	2,250,173
Net asset value	$7.65
Investor C:
Net assets	$9,622,341
Shares outstanding, 100 million shares authorized, $0.0001 par value	1,246,894
Net asset value	$7.72

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Statements of Operations

	BlackRock
	Global	BlackRock
	Emerging	Latin
	Markets	America
Six Months Ended April 30, 2009 (Unaudited)	Fund, Inc.	Fund, Inc.

Investment Income

Dividends	$1,218,185	$6,667,169
Foreign withholding tax	(69,747)	(573,994)
Income — affiliated	14,160	4,491
Securities lending — affiliated	—	48,846
Total income	1,162,598	6,146,512

Expenses

Investment advisory fees	608,644	1,559,820
Service — Investor A	77,881	228,796
Service and distribution — Investor B	15,466	53,613
Service and distribution — Investor C	61,995	329,588
Transfer agent — Institutional	44,147	68,516
Transfer agent — Investor A	103,215	262,754
Transfer agent — Investor B	7,723	31,531
Transfer agent — Investor C	29,355	150,736
Custodian	64,390	130,778
Accounting services	49,679	112,759
Professional	63,080	53,562
Printing	31,546	69,093
Registration	39,379	55,254
Officer and Directors	10,475	14,741
Miscellaneous	15,122	21,150
Total expenses	1,222,097	3,142,691
Net investment income (loss)	(59,499)	3,003,821

Realized and Unrealized Gain (Loss)/Realized and Unrealized Gain (Loss) from the Portfolio

Net realized gain (loss) from:
Investments	(51,072,221)	(81,649,678)
Foreign currency	(354,090)	(336,752)
	(51,426,311)	(81,986,430)
Net change in unrealized appreciation/depreciation on:
Investments	70,739,913	141,170,301
Foreign currency	49,309	496,612
Options written	—	(30,720)
	70,789,222	141,636,193
Total realized and unrealized gain (loss)	19,362,911	59,649,763
Net Increase in Net Assets Resulting from Operations	$19,303,412	$62,653,584

See Notes to Financial Statements.

18 SEMI-ANNUAL REPORT

APRIL 30, 2009

Statements of Operations (concluded)

BlackRock
International
Six Months Ended April 30, 2009 (Unaudited)	Fund

Investment Income

Net investment income allocated from the Portfolio:
Dividends	$1,087,069
Foreign withholding tax	(112,555)
Income — affiliated	8,278
Expenses	(292,156)
Total income	690,636

Expenses

Administration	64,582
Transfer agent — Institutional	8,577
Transfer agent — Investor A	51,675
Transfer agent — Investor B	100,781
Transfer agent — Investor C	20,073
Service — Investor A	25,279
Service and distribution — Investor B	87,868
Service and distribution — Investor C	46,848
Professional	35,767
Printing	14,735
Registration	12,860
Officer and Directors	10
Miscellaneous	5,532
Total expenses	474,587
Net investment income	216,049

Realized and Unrealized Gain (Loss) Allocated from the Portfolio

Net realized gain (loss) from:
Investments	(21,221,045)
Foreign currency	186,905
(21,034,140)
Net change in unrealized appreciation/depreciation on:
Investments	19,850,637
Foreign currency	(479,452)
19,371,185
Total realized and unrealized loss	(1,662,955)
Net Decrease in Net Assets Resulting from Operations	$(1,446,906)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Statements of Changes in Net Assets	BlackRock Global Emerging Markets Fund, Inc.

	Six Months Ended	Period	Year Ended
	April 30, 2009[1]	July 1, 2008 to	June 30,
Increase (Decrease) in Net Assets:	(Unaudited)	October 31, 2008	2008
Operations
Net investment income (loss)	$(59,499)	$651,787	$376,391
Net realized gain (loss)	(51,426,311)	(46,035,385)	59,329,681
Net change in unrealized appreciation/depreciation	70,789,222	(78,769,472)	(49,229,034)
Net increase (decrease) in net assets resulting from operations	19,303,412	(124,153,070)	10,477,038

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(252,551)	(46,785)	—
Investor A	(232,391)	—	—
Investor B	—	—	—
Investor C	—	—	—
Net realized gain:
Institutional	—	(6,666,957)	(21,745,299)
Investor A	—	(12,702,815)	(39,569,089)
Investor B	—	(704,799)	(2,962,637)
Investor C	—	(2,856,511)	(9,120,068)
Decrease in net assets resulting from dividends and distributions to shareholders	(484,942)	(22,977,867)	(73,397,093)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(4,213,353)	8,523,710	45,811,401

Redemption Fee
Redemption fee	4,293	167	9,593

Net Assets
Total increase (decrease) in net assets	14,609,410	(138,607,060)	(17,099,061)
Beginning of period	127,475,757	266,082,817	283,181,878
End of period	$142,085,167	$127,475,757	$266,082,817
End of period undistributed net investment income	$26,559	$571,000	$82,388
[1] Consolidated Statement of Changes in Net Assets. See Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

20 SEMI-ANNUAL REPORT

APRIL 30, 2009

Statements of Changes in Net Assets	BlackRock Latin America Fund, Inc.

	Six Months Ended	Period	Year Ended
	April 30, 2009	December 1, 2007	November 30,
Increase (Decrease) in Net Assets:	(Unaudited) to October 31, 2008[1]		2007[1]
Operations
Net investment income	$3,003,821	$4,075,060	$4,002,197
Net realized gain (loss)	(81,986,430)	(83,411,553)	138,490,749
Net change in unrealized appreciation/depreciation	141,636,193	(364,631,306)	78,178,634
Net increase (decrease) in net assets resulting from operations	62,653,584	(443,967,799)	220,671,580

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	—	(1,310,857)	(2,731,394)
Investor A	—	(3,704,656)	(2,328,020)
Investor B	—	(115,826)	(59,260)
Investor C	—	(814,364)	(351,727)
Net realized gain:
Institutional	—	(18,913,410)	—
Investor A	—	(64,111,958)	—
Investor B	—	(4,862,076)	—
Investor C	—	(26,310,139)	—
Decrease in net assets resulting from dividends and distributions to shareholders	—	(120,143,286)	(5,470,401)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	5,403,593	126,047,735	95,810,271

Redemption Fee
Redemption fee	50,223	212,007	144,491

Net Assets
Total increase (decrease) in net assets	68,107,400	(437,851,343)	311,155,941
Beginning of period	320,096,790	757,948,133	446,792,192
End of period	$388,204,190	$320,096,790	$757,948,133
End of period undistributed net investment income	$3,380,803	$376,982	$3,698,919
[1] Consolidated Statement of Changes in Net Assets. See Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Statements of Changes in Net Assets		BlackRock International Fund

	Six Months Ended	Period	Year Ended
	April 30, 2009	June 1, 2008 to	May 31,
Increase (Decrease) in Net Assets:	(Unaudited)	October 31, 2008	2008
Operations
Net investment income (loss)	$216,049	$(17,879)	$606,280
Net realized gain (loss)	(21,034,140)	(19,570,681)	10,435,185
Net change in unrealized appreciation/depreciation	19,371,185	(31,339,044)	(4,715,333)
Net increase (decrease) in net assets resulting from operations	(1,446,906)	(50,927,604)	6,326,132

Dividends to Shareholders From
Net investment income:
Institutional	—	(116,723)	(74,593)
Investor A	—	(385,085)	(150,124)
Investor B	—	—	—
Investor C	—	(26,788)	—
Decrease in net assets resulting from dividends to shareholders	—	(528,596)	(224,717)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(5,763,484)	(7,527,283)	(14,445,370)

Redemption Fee
Redemption fee	6,322	2,038	963

Net Assets
Total decrease in net assets	(7,204,068)	(58,981,445)	(8,342,992)
Beginning of period	59,119,560	118,101,005	126,443,997
End of period	$51,915,492	$59,119,560	$118,101,005
End of period undistributed (accumulated) net investment income (loss)	$178,034	$(38,015)	$514,616

See Notes to Financial Statements.

22 SEMI-ANNUAL REPORT

APRIL 30, 2009

Financial Highlights				BlackRock Global Emerging Markets Fund, Inc.

	Six Months	Period
	Ended April 30,	July 1, 2008
	2009	to October 31,			Year Ended June 30,
	(Unaudited)	2008	2008	2007[1]	2006[1]	2005[1]	2004[1]
				Institutional
Per Share Operating Performance
Net asset value, beginning of period	$10.17	$22.45	$27.91	$24.14	$17.74	$13.37	$10.42
Net investment income[2]	0.01	0.07	0.12	0.09	0.22	0.18	0.06
Net realized and unrealized gain (loss)	1.64[3]	(10.34)[3]	1.28[3]	8.37[3]	6.28[3]	4.19[3]	2.96
Net increase (decrease) from investment operations	1.65	(10.27)	1.40	8.46	6.50	4.37	3.02
Dividends and distributions from:
Net investment income	(0.05)	(0.01)	—	(0.28)	(0.10)	—	(0.07)
Net realized gain	—	(2.00)	(6.86)	(4.41)	—	—	—
Total dividends and distributions	(0.05)	(2.01)	(6.86)	(4.69)	(0.10)	—	(0.07)
Net asset value, end of period	$11.77	$10.17	$22.45	$27.91	$24.14	$17.74	$13.37

Total Investment Return[4]
Based on net asset value	16.35%[5]	(48.15)%[5]	3.84%	41.99%	36.80%	32.69%	29.11%

Ratios to Average Net Assets
Total expenses after waiver and excluding reorganization expenses	1.65%[6]	1.54%[6]	1.37%	1.40%	1.50%	1.60%	1.88%
Total expenses after waiver	1.65%[6]	1.54%[6]	1.37%	1.40%	1.50%	1.60%	2.02%
Total expenses	1.65%[6]	1.56%[6]	1.40%	1.44%	1.50%	1.63%	2.02%
Net investment income	0.28%[6]	1.31%[6]	0.45%	0.36%	0.99%	1.18%	0.43%

Supplemental Data
Net assets, end of period (000)	$51,481	$42,803	$80,399	$86,385	$73,914	$63,018	$63,831
Portfolio turnover	110%	76%	163%	140%	121%	110%	183%

				Investor A
Per Share Operating Performance
Net asset value, beginning of period	$9.85	$21.80	$27.27	$23.68	$17.41	$13.16	$10.27
Net investment income[2]	(0.01)	0.05	0.04	0.02	0.17	0.15	0.02
Net realized and unrealized gain (loss)	1.59[3]	(10.02)[3]	1.25[3]	8.21[3]	6.16[3]	4.10[3]	2.92
Net increase (decrease) from investment operations	1.58	(9.97)	1.29	8.23	6.33	4.25	2.94
Dividends and distributions from:
Net investment income	(0.03)	—	—	(0.23)	(0.06)	—	(0.05)
Net realized gain	—	(1.98)	(6.76)	(4.41)	—	—	—
Total dividends and distributions	(0.03)	(1.98)	(6.76)	(4.64)	(0.06)	—	(0.05)
Net asset value, end of period	$11.40	$9.85	$21.80	$27.27	$23.68	v17.41	$13.16

Total Investment Return[4]
Based on net asset value	16.14%[5]	(48.18)%[5]	3.49%	41.66%	36.46%	32.29%	28.71%

Ratios to Average Net Assets
Total expenses after waiver and excluding reorganization expenses	2.03%[6]	1.85%[6]	1.65%	1.66%	1.75%	1.85%	2.12%
Total expenses after waiver	2.03%[6]	1.85%[6]	1.65%	1.66%	1.75%	1.85%	2.25%
Total expenses	2.03%[6]	1.87%[6]	1.68%	1.71%	1.75%	1.88%	2.25%
Net investment income	(0.13)%[6]	0.98%[6]	0.16%	0.10%	0.74%	0.94%	0.17%

Supplemental Data
Net assets, end of period (000)	$72,719	$67,614	$145,781	$151,309	$122,331	$91,292	$79,383
Portfolio turnover	110%	76%	163%	140%	121%	110%	183%

1 Consolidated Financial Highlights. See Note 1 of the Notes to Financial Statements.
2 Based on average shares outstanding.
3 Includes a redemption fee, which is less than $0.01 per share.

4 Total investment returns exclude the effect of any sales charges.
5 Aggregate total investment return.
6 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Financial Highlights (concluded)				BlackRock Global Emerging Markets Fund, Inc.

	Six Months	Period
	Ended April 30,	July 1, 2008
	2009	to October 31,			Year Ended June 30,
	(Unaudited)	2008	2008	2007[1]	2006[1]	2005[1]	2004[1]
				Investor B
Per Share Operating Performance
Net asset value, beginning of period	$8.89	$19.86	$25.20	$22.10	$16.32	$12.44	$9.74
Net investment income (loss)[2]	(0.05)	0.01	(0.14)	(0.15)	(0.00)[3]	0.02	(0.08)
Net realized and unrealized gain (loss)	1.43[4]	(8.98)[4]	1.18[4]	7.62[4]	5.78[4]	3.86[4]	2.78
Net increase (decrease) from investment operations	1.38	(8.97)	1.04	7.47	5.78	3.88	2.70
Dividends and distributions from:
Net investment income	—	—	—	(0.13)	—	—	—
Net realized gain	—	(2.00)	(6.38)	(4.24)	—	—	—
Total dividends and distributions	—	(2.00)	(6.38)	(4.37)	—	—	—
Net asset value, end of period	$10.27	$8.89	$19.86	$25.20	$22.10	$16.32	$12.44

Total Investment Return[5]
Based on net asset value	15.52%[6]	(48.33)%[6]	2.70%	40.59%	35.42%	31.19%	27.72%

Ratios to Average Net Assets
Total expenses after waiver and excluding reorganization expenses	2.95%[7]	2.69%[7]	2.44%	2.45%	2.53%	2.65%	2.93%
Total expenses after waiver	2.95%[7]	2.69%[7]	2.44%	2.45%	2.53%	2.65%	3.06%
Total expenses	2.95%[7]	2.71%[7]	2.47%	2.48%	2.53%	2.68%	3.06%
Net investment income (loss)	(1.06)%[7]	0.13%[7]	(0.60)%	(0.68)%	(0.02)%	0.11%	(0.66)%

Supplemental Data
Net assets, end of period (000)	$3,405	$3,487	$7,955	$13,280	$17,238	$24,333	$30,102
Portfolio turnover	110%	76%	163%	140%	121%	110%	183%

				Investor C
Per Share Operating Performance
Net asset value, beginning of period	$8.65	$19.42	$24.91	$22.01	$16.25	$12.38	$9.70
Net investment income (loss)[2]	(0.04)	0.01	(0.14)	(0.14)	(0.01)	0.02	(0.07)
Net realized and unrealized gain (loss)	1.39[4]	(8.89)[4]	1.18[4]	7.53[4]	5.77[4]	3.85[4]	2.75
Net increase (decrease) from investment operations	1.35	(8.88)	1.04	7.39	5.76	3.87	2.68
Dividends and distributions from:
Net investment income	—	—	—	(0.13)	—	—	—
Net realized gain	—	(1.89)	(6.53)	(4.36)	—	—	—
Total dividends and distributions	—	(1.89)	(6.53)	(4.49)	—	—	—
Net asset value, end of period	$10.00	$8.65	$19.42	$24.91	$22.01	$16.25	$12.38

Total Investment Return[5]
Based on net asset value	15.61%[6]	(48.35)%[6]	2.70%	40.58%	35.45%	31.26%	27.63%

Ratios to Average Net Assets
Total expenses after waiver and excluding reorganization expenses	2.92%[7]	2.67%[7]	2.42%	2.43%	2.52%	2.65%	2.93%
Total expenses after waiver	2.92%[7]	2.67%[7]	2.42%	2.43%	2.52%	2.65%	3.07%
Total expenses	2.92%[7]	2.69%[7]	2.45%	2.47%	2.52%	2.68%	3.07%
Net investment income (loss)	(1.02)%[7]	0.15%[7]	(0.61)%	(0.66)%	(0.05)%	0.16%	(0.62)%

Supplemental Data
Net assets, end of period (000)	$14,480	$13,572	$31,948	$32,208	$24,674	$15,956	$14,903
Portfolio turnover	110%	76%	163%	140%	121%	110%	183%

1 Consolidated Financial Highlights. See Note 1 of the Notes to Financial Statements.
2 Based on average shares outstanding.
3 Amount is less than $(0.01) per share.

4 Includes a redemption fee, which is less than $0.01 per share.
5 Total investment returns exclude the effect of any sales charges.
6 Aggregate total investment return.
7 Annualized.

See Notes to Financial Statements.

24 SEMI-ANNUAL REPORT

APRIL 30, 2009

Financial Highlights						BlackRock Latin America Fund

Period
	Six Months	December 1,
	Ended April 30,	2007	to
	2009	October 31,			Year Ended November 30,
	(Unaudited)	2008		2007	2006	2005	2004	2003
					Institutional[1]
Per Share Operating Performance
Net asset value, beginning of period	$30.53	$78.57		$50.67	$37.27	$22.64	$15.83	$10.23
Net investment income[2]	0.35	0.61		0.50	0.65	0.57	0.33	0.22
Net realized and unrealized gain (loss)	6.33	(36.41)		28.10	13.32	14.42	6.79	5.44
Net increase (decrease) from investment operations	6.68	(35.80)		28.60	13.97	14.99	7.12	5.66
Dividends and distributions from:
Net investment income	—	(0.80)		(0.72)	(0.58)	(0.41)	(0.31)	(0.06)
Net realized gain	—	(11.47)		—	—	—	—	—
Total dividends and distributions	—	(12.27)		(0.72)	(0.58)	(0.41)	(0.31)	(0.06)
Redemption fee	0.00[3]	0.03		0.02	0.01	0.05	0.00[3]	—
Net asset value, end of period	$37.21	$30.53		$78.57	$50.67	$37.27	$22.64	$15.83

Total Investment Return[4]
Based on net asset value	21.88%[5]	(53.70)%[5]		57.20%[6]	38.12%	67.55%	45.73%	55.61%
Ratios to Average Net Assets
Total expenses	1.57%[7]	1.30%[7]		1.26%	1.31%	1.43%	1.60%	1.81%
Net investment income	2.35%[7]	1.04%[7]		0.87%	1.49%	1.98%	1.81%	1.78%

Supplemental Data
Net assets, end of period (000)	$58,064	$58,877		$128,094	$191,085	$135,279	$47,921	$27,811
Portfolio turnover	39%	61%		72%	48%	47%	57%	58%

					Investor A1
Per Share Operating Performance
Net asset value, beginning of period	$30.15	$77.78		$50.17	$36.93	$22.45	$15.71	$10.15
Net investment income[2]	0.32	0.44		0.60	0.53	0.51	0.29	0.19
Net realized and unrealized gain (loss)	6.23	(35.97)		27.60	13.21	14.29	6.72	5.40
Net increase (decrease) from investment operations	6.55	(35.53)		28.20	13.74	14.80	7.01	5.59
Dividends and distributions from:
Net investment income	—	(0.66)		(0.61)	(0.51)	(0.37)	(0.27)	(0.03)
Net realized gain	—	(11.47)		—	—	—	—	—
Total dividends and distributions	—	(12.13)		(0.61)	(0.51)	(0.37)	(0.27)	(0.03)
Redemption fee	0.00[3]	0.03		0.02	0.01	0.05	0.00[3]	—
Net asset value, end of period	$36.70	$30.15		$77.78	$50.17	$36.93	$22.45	$15.71

Total Investment Return[4]
Based on net asset value	21.72%[5]	(53.82)%[5]		56.85%[6]	37.77%	67.10%	45.35%	55.23%

Ratios to Average Net Assets
Total expenses	1.83%[7]	1.55%[7]		1.51%	1.57%	1.68%	1.85%	2.07%
Net investment income	2.11%[7]	0.76%[7]		0.92%	1.23%	1.81%	1.60%	1.52%

Supplemental Data
Net assets, end of period (000)	$239,140	$176,711		$433,844	$191,187	$139,062	$81,969	$62,145
Portfolio turnover	39%	61%		72%	48%	47%	57%	58%

1 Consolidated Financial Highlights. See Note 1 to the Notes to Financial Statements.
2 Based on average shares outstanding.
3 Amount is less than $0.01 per share.
4 Total investment returns exclude the effects of any sales charges.

5 Aggregate total investment return.
6 Total investment return includes a payment by BlackRock Advisors, LLC in order to resolve a regulatory compliance issue relating to an investment, which increased the return by 0.02%.
7 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Financial Highlights (concluded)					BlackRock Latin America Fund

Period
	Six Months	December 1,
	Ended April 30,	2007
	2009	to October 31,		Year Ended November 30,
	(Unaudited)	2008	2007	2006	2005	2004	2003
				Investor B1
Per Share Operating Performance
Net asset value, beginning of period	$28.54	$74.38	$48.00	$35.33	$21.45	$15.01	$9.75
Net investment income (loss)[2]	0.15	(0.04)	0.05	0.20	0.29	0.15	0.08
Net realized and unrealized gain (loss)	5.87	(34.09)	26.52	12.68	13.70	6.43	5.18
Net increase (decrease) from investment operations	6.02	(34.13)	26.57	12.88	13.99	6.58	5.26
Dividends and distributions from:
Net investment income	—	(0.27)	(0.21)	(0.22)	(0.16)	(0.14)	—
Net realized gain	—	(11.47)	—	—	—	—	—
Total dividends and distributions	—	(11.74)	(0.21)	(0.22)	(0.16)	(0.14)	—
Redemption fee	0.00[3]	0.03	0.02	0.01	0.05	0.003	—
Net asset value, end of period	$34.56	$28.54	$74.38	$48.00	$35.33	$21.45	$15.01

Total Investment Return[4]
Based on net asset value	21.09%[5]	(54.18)%[5]	55.61%[6]	36.72%	65.91%	44.16%	53.95%
Ratios to Average Net Assets
Total expenses	2.89%[7]	2.39%[7]	2.32%	2.34%	2.46%	2.64%	2.89%
Net investment income (loss)	1.08%[7]	(0.08%)[7]	0.09%	0.48%	1.10%	0.86%	0.75%

Supplemental Data
Net assets, end of period (000)	$12,442	$11,794	$31,268	$13,911	$12,144	$11,497	$15,129
Portfolio turnover	39%	61%	72%	48%	47%	57%	58%

				Investor C1
Per Share Operating Performance
Net asset value, beginning of period	$28.01	$73.28	$47.40	$35.07	$21.38	$15.00	$9.74
Net investment income (loss)[2]	0.17	(0.01)	0.11	0.17	0.25	0.14	0.08
Net realized and unrealized gain (loss)	5.76	(33.46)	26.08	12.56	13.64	6.41	5.18
Net increase (decrease) from investment operations	5.93	(33.47)	26.19	12.73	13.89	6.55	5.26
Dividends and distributions from:
Net investment income	—	(0.36)	(0.33)	(0.41)	(0.25)	(0.17)	—
Net realized gain	—	(11.47)	—	—	—	—	—
Total dividends and distributions	—	(11.83)	(0.33)	(0.41)	(0.25)	(0.17)	—
Redemption fee	0.00[3]	0.03	0.02	0.01	0.05	0.00[3]	—
Net asset value, end of period	$33.94	$28.01	$73.28	$47.40	$35.07	$21.38	$15.00

Total Investment Return[4]
Based on net asset value	21.17%[5]	(54.16)%[5]	55.62%[6]	36.75%	65.90%	44.15%	54.00%

Ratios to Average Net Assets
Total expenses	2.76%[7]	2.35%[7]	2.29%	2.34%	2.45%	2.63%	2.88%
Net investment income (loss)	1.21%[7]	(0.02)%[7]	0.17%	0.42%	0.94%	0.80%	0.71%

Supplemental Data
Net assets, end of period (000)	$78,558	$72,714	$164,742	$50,609	$25,071	$6,655	$4,074
Portfolio turnover	39%	61%	72%	48%	47%	57%	58%

1 Consolidated Financial Highlights. See Note 1 to the Notes to Financial Statements.
2 Based on average shares outstanding.
3 Amount is less than $0.01 per share.
4 Total investment returns exclude the effects of any sales charges.

5 Aggregate total investment return.
6 Total investment return includes a payment by BlackRock Advisors, LLC in order to resolve a regulatory compliance issue relating to an investment, which increased the return by 0.02%.
7 Annualized.

See Notes to Financial Statements.

26 SEMI-ANNUAL REPORT

APRIL 30, 2009

Financial Highlights					BlackRock International Fund

	Six Months	Period
	Ended April 30, June 1, 2008
	2009	to October 31,			Year Ended May 31,
	(Unaudited)	2008	2008	2007	2006	2005	2004
				Institutional
Per Share Operating Performance
Net asset value, beginning of period	$8.20	$15.01	$14.18	$12.38	$10.05	$8.90	$7.40
Net investment income[1]	0.06	0.04	0.19	0.12	0.08	0.07	0.06
Net realized and unrealized gain (loss)	(0.12)[2]	(6.68)[2]	0.73[2]	1.87[2]	2.39[2]	1.11[2]	1.44
Net increase (decrease) from investment operations	(0.06)	(6.64)	0.92	1.99	2.47	1.18	1.50
Dividends from net investment income	—	(0.17)	(0.09)	(0.19)	(0.14)	(0.03)	—
Net asset value, end of period	$8.14	$8.20	$15.01	$14.18	$12.38	$10.05	$8.90

Total Investment Return[3]
Based on net asset value	(0.73)%[4]	(44.63)%[4]	6.58%	16.29%	24.80%	13.31%	20.27%

Ratios to Average Net Assets[5]
Total expenses	2.03%[6]	1.70%[6]	1.54%	1.65%	1.74%	1.72%	1.77%
Net investment income	1.71%[6]	0.75%[6]	1.32%	0.97%	0.72%	0.76%	0.75%
Supplemental Data
Net assets, end of period (000)	$4,346	$5,161	$10,904	$12,133	$12,453	$11,946	$13,901
Portfolio turnover of the Portfolio	78%	78%	153%	151%	96%	49%	74%

				Investor A
Per Share Operating Performance
Net asset value, beginning of period	$8.12	$14.85	$14.04	$12.26	$9.94	$8.80	$7.34
Net investment income[1]	0.05	0.02	0.17	0.10	0.06	0.03	0.04
Net realized and unrealized gain (loss)	(0.12)[2]	(6.62)[2]	0.70[2]	1.84[2]	2.36[2]	1.12[2]	1.42
Net increase (decrease) from investment operations	(0.07)	(6.60)	0.87	1.94	2.42	1.15	1.46
Dividends from net investment income	—	(0.13)	(0.06)	(0.16)	(0.10)	(0.01)	—
Net asset value, end of period	$8.05	$8.12	$14.85	$14.04	$12.26	$9.94	$8.80

Total Investment Return[3]
Based on net asset value	(0.86)%[4]	(44.72)%[4]	6.25%	16.02%	24.51%	13.04%	19.89%

Ratios to Average Net Assets[5]
Total expenses	2.41%[6]	2.02%[6]	1.84%	1.91%	1.98%	1.97%	2.00%
Net investment income	1.40%[6]	0.50%[6]	1.18%	0.77%	0.53%	0.30%	0.55%

Supplemental Data
Net assets, end of period (000)	$20,722	$22,537	$42,052	$35,750	$21,807	$18,058	$28,428
Portfolio turnover of the Portfolio	78%	78%	153%	151%	96%	49%	74%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Total investment returns exclude the effects of any sales charges.

4 Aggregate total investment return.
5 Includes the Fund’s share of the Portfolio’s allocated expenses and/or net invest-
ment income.
6 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Financial Highlights (concluded)					BlackRock International Fund
	Six Months	Period
	Ended April 30, June 1, 2008
	2009	to October 31,			Year Ended May 31,
	(Unaudited)	2008	2008	2007	2006	2005	2004
				Investor B
Per Share Operating Performance
Net asset value, beginning of period	$ 7.77	$ 14.13	$ 13.44	$ 11.75	$ 9.54	$ 8.51	$ 7.14
Net investment loss[1]	(0.00)[2]	(0.03)	(0.01)	(0.02)	(0.03)	(0.02)	(0.02)
Net realized and unrealized gain (loss)	(0.12)[3]	(6.33)[3]	0.70[3]	1.78[3]	2.27[3]	1.05[3]	1.39
Net increase (decrease) from investment operations	(0.12)	(6.36)	0.69	1.76	2.24	1.03	1.37
Dividends from net investment income	—	—	—	(0.07)	(0.03)	—	—
Net asset value, end of period	$ 7.65	$ 7.77	$ 14.13	$ 13.44	$ 11.75	$ 9.54	$ 8.51
Total Investment Return[4]
Based on net asset value	(1.54)%[5]	(45.01)%[5]	5.13%	15.02%	23.52%	12.10%	19.19%
Ratios to Average Net Assets[6]
Total expenses	3.80%[7]	3.17%[7]	2.90%	2.76%	2.76%	2.75%	2.80%
Net investment loss	(0.00)%[7,8]	(0.70)%[7]	(0.11)%	(0.20)%	(0.31)%	(0.24)%	(0.25)%
Supplemental Data
Net assets, end of period (000)	$ 17,225	$ 20,878	$ 44,254	$ 56,428	$ 71,575	$ 69,342	$ 76,727
Portfolio turnover of the Portfolio	78%	78%	153%	151%	96%	49%	74%
				Investor C
Per Share Operating Performance
Net asset value, beginning of period	$ 7.81	$ 14.19	$ 13.45	$ 11.75	$ 9.54	$ 8.51	$ 7.14
Net investment income (loss)[1]	0.03	(0.01)	0.04	(0.01)	(0.03)	(0.02)	(0.02)
Net realized and unrealized gain (loss)	(0.12)[3]	(6.35)[3]	0.70[3]	1.78[3]	2.27[3]	1.05[3]	1.39
Net increase (decrease) from investment operations	(0.09)	(6.36)	0.74	1.77	2.24	1.03	1.37
Dividends from net investment income	—	(0.02)	—	(0.07)	(0.03)	—	—
Net asset value, end of period	$ 7.72	$ 7.81	$ 14.19	$ 13.45	$ 11.75	$ 9.54	$ 8.51
Total Investment Return[4]
Based on net asset value	(1.15)%[5]	(44.87)%[5]	5.50%	15.09%	23.47%	12.10%	19.19%
Ratios to Average Net Assets[6]
Total expenses	3.08%[7]	2.74%[7]	2.57%	2.68%	2.77%	2.76%	2.82%
Net investment income (loss)	0.77%[7]	(0.25)%[7]	0.32%	(0.09)%	(0.32)%	(0.27)%	(0.29)%
Supplemental Data
Net assets, end of period (000)	$ 9,622	$ 10,543	$ 20,892	$ 22,133	$ 23,463	$ 22,879	$ 27,485
Portfolio turnover of the Portfolio	78%	78%	153%	151%	96%	49%	74%

1 Based on average shares outstanding.
2 Amount is less than $(0.01).
3 Includes a redemption fee, which is less than $0.01 per share.
4 Total investment returns exclude the effects of any sales charges.
5 Aggregate total investment return.

6 Includes the Fund’s share of the Portfolio’s allocated expenses and/or net invest-
ment income.
7 Annualized.
8 Amount is less than 0.01%.

See Notes to Financial Statements.

28 SEMI-ANNUAL REPORT

APRIL 30, 2009

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Global Emerging Markets Fund, Inc. (“Global Emerging
Markets”), BlackRock Latin America Fund, Inc. (“Latin America”) and
BlackRock International Fund (“International”) of BlackRock Series, Inc.
(the “Corporation”) (referred to as the “Funds” or individually as the “Fund”), are registered under the Investment Company Act of 1940, as amended
(the “1940 Act”). The Funds are organized as Maryland corporations.
International is registered as a diversified, open-end management invest-
ment company. Global Emerging Markets and Latin America are registered as non-diversified, open-end management investment companies. The
Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Fund offers multiple classes of shares.
Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that
Investor A, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B and Investor C
Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relat-
ing to its shareholder servicing and distribution expenditures (except that
Investor B shareholders may vote on material changes to the Investor A distribution plan).

International seeks to achieve its investment objective by investing sub-
stantially all of its assets in BlackRock Master International Portfolio (the
“Portfolio”) of BlackRock Master LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The value of the
Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the
Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The percentage of the Portfolio owned by the Fund at April 30,
2009 was 100%.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost which approximates fair value. The Funds value their investments in Cash Sweep Series and
Money Market Series, each of BlackRock Liquidity Series, LLC, at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option. Over-
the-counter options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying securities.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by each Fund’s Board of Directors (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Funds might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-
advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock
Exchange (“NYSE”). The values of such securities used in computing the net assets of each Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the
NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the each Fund’s net assets. If events (for example, a com-
pany announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securi-
ties, those securities may be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange con-
tracts and forward foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

International records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio’s
Notes to Financial Statements, which are included elsewhere in this report.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Notes to Financial Statements (continued)

International adopted Financial Accounting Standards Board Statement of
Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS
157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical securities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severi-
ties, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessar-
ily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities

Assets
Level 1	—
Level 2	$51,950,418
Level 3	—
Total	$51,950,418

Derivative Financial Instruments: The Funds may engage in various portfolio investment strategies both to increase the returns of the Funds and to hedge, or protect, their exposure to interest rate movements and move-
ments in the securities markets. Losses may arise if the value of the con-
tract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

•Forward currency contracts — A forward currency contract is an agree-
ment between two parties to buy and sell a currency at a set exchange rate on a future date. Each Fund may enter into forward currency con-
tracts as a hedge against either specific transactions or portfolio posi-
tions. Forward exchange contracts, when used by the Funds, help to manage the overall exposure to the foreign currency backing some of the investments held by the Funds. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward currency contracts involves the risk that counterparties may not meet the terms of the agreement and market risk of unanticipated movements in the value of a foreign currency relative to the US dollar.

•Options — Funds may purchase and write call and put options. A call option gives the purchaser of the option the right (but not the obligation)
to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exer-
cise price at any time or at a specified time during the option period.

When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset and an equivalent liability. The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to)
the proceeds of the security sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is
“covered,” meaning that a Fund holds the underlying security subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security. Exercise of a written option could result in the Funds purchasing a security at a price different from the current market value. The Funds may execute transac-
tions in both listed and over-the-counter options. Transactions in certain over the-counter options may expose the Funds to the risk of default by the counterparty to the transaction.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of invest-
ment securities, assets and liabilities at the current rate of exchange; and
(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Funds report foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”)
require that each Fund segregates assets in connection with certain invest-
ments (e.g., options, written options and forward foreign currency contracts)
consistent with certain interpretive letters issued by the SEC, each Fund will

30 SEMI-ANNUAL REPORT

APRIL 30, 2009

Notes to Financial Statements (continued)

designate on their books and records cash or other liquid securities hav-
ing a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the
Funds may also be required to deliver or deposit securities as collateral for certain investments (e.g., written options).

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-divi-
dend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds have deter-
mined the ex-dividend date. Interest income is recognized on the accrual basis. The Funds amortize all premiums and discounts on debt securities.

International records daily its proportionate share of the Portfolio’s income, expenses and realized and unrealized gains and losses. Investment trans-
actions in the Portfolio are accounted for on a trade date basis. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions are recorded on the ex-dividend dates.

Securities Lending: The Funds may lend securities to financial institutions that provide cash, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds typically receive the income on the loaned securities but does not receive the income on the collateral. The
Funds may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Funds may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Funds could experience delays and costs in gaining access to the collateral. The Funds also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities.

Income Taxes: It is the Funds’ policy to comply with the requirements of the
Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.
Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limita-
tions on Global Emerging Market’s US federal tax returns remains open for the three years ended June 30, 2008 and the period ended October 31,
2008. The statute of limitations on Latin America’s US federal tax returns remains open for the three years ended November 30, 2007 and the period ended October 31, 2008. The statute of limitations on International’s US federal tax returns remains open for the three years ended May 31, 2007 and the period ended October 31, 2008. The statute of limitations on the
Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial
Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133”
(“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how deriva-
tives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for finan-
cial statements issued for fiscal years and interim periods beginning after
November 15, 2008. The impact on the Funds’ financial statement disclo-
sures, if any, is currently being assessed.

Basis of Consolidation:

Global Emerging Markets

The Fund’s accompanying consolidated Financial Highlights for each of the years in the four-year period ended June 30, 2007 include the accounts of Inversiones en Mercado Accionario de Valores Chile Limitada, a wholly owned subsidiary of the Fund. The subsidiary was created for regulatory purposes to invest in Chilean securities. Intercompany accounts and trans-
actions have been eliminated. During the year ended June 30, 2007,
Inversiones en Mercado Accionario de Valores Chile Limitada was dissolved.

Latin America

The Fund’s accompanying consolidated financial statements include the accounts of Merrill Lynch Latin America Fund Chile Ltd., a wholly owned subsidiary of the Fund. The subsidiary was created for regulatory purposes to invest in Chilean securities. Intercompany accounts and transactions have been eliminated.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of a Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreements and Other Transactions
with Affiliates:

Global Emerging Markets and Latin America entered into an Investment
Advisory Agreement with BlackRock Advisors, LLC, (the “Advisor” or the
“Administrator”) an indirect, wholly owned subsidiary of BlackRock, Inc.
(“BlackRock”). The PNC Financial Services Group, Inc. (“PNC”) and Bank
of America Corporation (“BAC”) are the largest stockholders of BlackRock.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Notes to Financial Statements (continued)

BAC became a stockholder of BlackRock following its acquisition of Merrill
Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Funds under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock,
BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Funds. For such services, Global
Emerging Markets and Latin America pay the Advisor a monthly fee at an annual rate of 1.0% of the average daily value of each Fund’s average daily net assets.

The Advisor, on behalf of Global Emerging Markets and Latin America, has entered into a separate sub-advisory agreements with BlackRock Investment
Management, LLC (“BIM”) and BlackRock International Limited, both affili-
ates of the Advisor with respect to each Fund, under which the Advisor pays each sub-advisor for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Funds to the Advisor.

Global Emerging Markets and Latin America reimbursed the Advisor for cer-
tain accounting services, which are included in accounting services in the
Statements of Operations as follows:

Six Months Ended
April 30, 2009
Global Emerging Markets	$1,207
Latin America	$3,621

The Corporation, on behalf of International, has entered into an
Administration Agreement with the Administrator. The administration fee payable to the Administrator is calculated daily and paid monthly based on an annual rate of 0.25% of the average daily value of the Fund’s average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the opera-
tion of the Fund.

Global Emerging Markets, Latin America, and the Corporation (on behalf of International), have entered into separate Distribution Agreements and
Distribution Plans with BlackRock Investments, LLC (“BIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plans adopted by each Fund in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily value of each Fund’s net assets as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BIL, broker-dealers, including Merrill
Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, and BIL provide shareholder servicing and dis-
tribution services to each of the Funds. The ongoing service and/or distribu-
tion fee compensates BIL and each broker-dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B, and
Investor C shareholders.

For the six months ended April 30, 2009, BIL earned underwriting discounts and direct commissions and its affiliates, including Merrill Lynch, which was considered an affiliate for a portion of the period, earned dealer concessions on sales of the Funds’ Investor A Shares as follows:

Investor A
Global Emerging Markets	$878
Latin America	$8,196
International	$539

For the six months ended April 30, 2009, affiliates received contingent deferred sales charges relating to transactions in Investor B and Investor C
Shares as follows:

	Investor B	Investor C
Global Emerging Markets	$3,428	$576
Latin America	$28,355	$34,356
International	$739	$226

Furthermore, affiliates received contingent deferred sales charges relating to transactions subject to front-end sales charge waivers relating to Investor A
Shares as follows:

Investor A
Global Emerging Markets	$399
Latin America	$5,758

PNC Global Investment Servicing (U.S.), Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, is each Fund’s transfer agent and dividend disbursing agent. Each class of the Funds bears the costs of transfer agent fees associated with such respective classes.
Transfer agency fees borne by each class of the Funds are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materi-
als for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, includ-
ing the issuing, redeeming and transferring of shares of each class of the
Funds, 12b-1 fee calculation, check writing, anti-money laundering serv-
ices, and customer identification services.

Pursuant to written agreements, certain affiliates, including Merrill Lynch, which was considered an affiliate for a portion of the period, provide the
Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the period November 1, 2008 to
April 30, 2009, the Funds paid the following amounts, which are a compo-
nent of transfer agent fees in the accompanying Statements of Operations:

32 SEMI-ANNUAL REPORT

APRIL 30, 2009

Notes to Financial Statements (continued)

Period November 1, 2008
to December 31, 2008
Global Emerging Markets	$ 46,047
Latin America	$ 68,270
International	$ 53,352

The Funds may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Funds.
The Funds earned the following, which are included in income — affiliated in the Statements of Operations:

Six Months Ended
April 30, 2009
Global Emerging Markets	$ 41
Latin America	$ 738
International	$ 20

The Advisor/Administrator maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the six months ended April 30, 2009, the following amounts have been accrued by the Funds to reimburse the Advisor/Administrator for costs incurred running the call center, which are a component of the trans-
fer agent fees in the accompanying Statements of Operations.

Global
	Emerging	Latin
Call Center Fees	Markets	America	International
Institutional	$ 960	$ 1,233	$ 67
Investor A	$ 2,766	$15,676	$ 517
Investor B	$ 272	$ 2,139	$ 252
Investor C	$ 542	$ 6,684	$ 354

The Funds have received an exemptive order from the SEC permitting them to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Funds have retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Funds, invest cash collateral received by the Funds for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. The share of income earned by the Funds on such investments is shown as securities lending — affiliated on the Statements of Operations.
For the six months ended April 30, 2009, BIM received $12,821 in securi-
ties lending agent fees.

In addition, MLPF&S received commissions on the execution of portfolio transactions as follows for the period November 1, 2008 to December 31,
2008, during which it was considered an affiliate:

Latin America	$ 12,904

Certain officers and/or directors of the Funds are officers and/or directors of
BlackRock or its affiliates. Each Fund reimburses the Advisor/Administrator for compensation paid to the Funds’ Chief Compliance Officer.

3. Investments:

Purchases and sales of investments excluding short-term securities, for the six months ended April 30, 2009 were as follows:

	Purchases	Sales
Global Emerging Markets	$131,925,226	$139,113,009
Latin America	$124,502,508	$122,111,562

Transactions in call options written for Latin America for the six months ended April 30, 2009 were as follows:

		Premiums
	Contracts	Received
Outstanding call options written, beginning
of period	—	—
Options written	1,100	$ 99,780
Outstanding call options written, end of period	1,100	$ 99,780
4. Short-Term Borrowings:

Global Emerging Markets and Latin America, along with certain other funds managed by the Advisor and its affiliates, are party to a $500 million credit agreement with a group of lenders, which expired November 2008 and was subsequently renewed until November 2009. Each Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Funds may borrow up to the maximum amount allowable under each Fund’s current Prospectus and Statement of
Additional Information, subject to various other legal, regulatory or contrac-
tual limits. Global Emerging Markets and Latin America paid their pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on their net assets as of October 31, 2008. Each Fund pays a com-
mitment fee of 0.08% per annum based on each Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscella-
neous on the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) Federal
Funds effective rate and (b) reserve adjusted one month LIBOR plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX index (as defined in the credit agreement) in effect from time to time. Global Emerging Markets and Latin America did not borrow under the credit agreement during the six months ended April 30, 2009.

5. Geographic Concentration, Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit

SEMI-ANNUAL REPORT

APRIL 30, 2009

Notes to Financial Statements (continued)

and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Funds’ Statements of Assets and Liabilities.

Global Emerging Markets and Latin America invest from time to time a sub-
stantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, they assume the risk that economic, political and social conditions in those countries may have a significant impact on their invest-
ment performance. Please see the Consolidated Schedule of Investments
for concentrations in specific countries.

As of April 30, 2009, Global Emerging Markets and Latin America had the
following industry classifications:

Global Emerging Markets

Percent of
Long-Term
Industry	Investments
Commercial Banks	18%
Oil, Gas & Consumable Fuels	15
Metals & Mining	9
Wireless Telecommunication Services	9
Semiconductors & Semiconductor Equipment	8
Diversified Financial Services	4
Household Durables	3
Insurance	3
Construction & Engineering	3
Diversified Telecommunication Services	3
Computers & Peripherals	2
Electronic Equipment, Instruments & Components	2
Energy Equipment & Services	2
Food & Staples Retailing	2
Food Products	2
Independent Power Producers & Energy Traders	2
Industrial Conglomerates	2
Marine	1
Media	1
Multiline Retail	1
Airlines	1
Capital Markets	1
Electric Utilities	1
Chemicals	1
Communications Equipment	1
Pharmaceuticals	1
Real Estate Management & Development	1
Road & Rail	1

Latin America

Percent of
Long-Term
Industry	Investments
Commercial Banks	19%
Metals & Mining	16
Oil, Gas & Consumable Fuels	15
Wireless Telecommunication Services	9
Beverages	6
Household Durables	5
Media	4
Diversified Financial Services	4
Diversified Telecommunication Services	2
Food & Staples Retailing	2
Independent Power Producers & Energy Traders	2
Road & Rail	2
Insurance	2
IT Services	1
Capital Markets	1
Construction Materials	1
Household Products	1
Health Care Providers & Services	1
Electric Utilities	1
Energy Equipment & Services	1
Diversified Consumer Services	1
Multiline Retail	1
Software	1
Airlines	1
Transportation Infrastructure	1

6. Capital Loss Carryforwards:

As of October 31, 2008, capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Global
	Emerging	Latin
October 31,	Markets	America	International

2009	$7,236,560	—	—
2010	3,618,280	—	$38,696,952
2016	37,949,987	$57,163,692	19,370,107

Total	$48,804,827	$57,163,692	$58,067,059

34 SEMI-ANNUAL REPORT

APRIL 30, 2009

Notes to Financial Statements (continued)

7. Capital Share Transactions:
Transactions in shares for each class were as follows:
				Period
	Six Months Ended		July 1, 2008 to			Year Ended
	April 30, 2009		October 31, 2008		June 30, 2008
Global Emerging Markets	Shares	Amount	Shares	Amount	Shares	Amount
Institutional
Shares sold	849,245	$7,878,059	707,993	$9,764,256	187,837	$4,917,755
Shares issued to shareholders in reinvestment
of dividends and distributions	22,603	228,223	424,939	5,914,332	750,174	18,866,886
Total issued	871,848	8,106,282	1,132,932	15,678,588	938,011	23,784,641
Shares redeemed	(706,538)	(6,654,375)	(505,380)	(7,626,329)	(450,698)	(11,679,397)
Net increase	165,310	$1,451,907	627,552	$8,052,259	487,313	$12,105,244

Investor A
Shares sold and automatic conversion of shares	256,218	$2,540,480	161,454	$2,487,355	782,422	$20,102,130
Shares issued to shareholders in reinvestment
of dividends and distributions	20,613	201,779	807,945	10,897,921	1,345,076	32,946,633
Total issued	276,831	2,742,259	969,399	13,385,276	2,127,498	53,048,763
Shares redeemed	(761,188)	(7,043,816)	(789,942)	(11,598,991)	(989,966)	(24,538,895)
Net increase (decrease)	(484,357)	$(4,301,557)	179,457	$1,786,285	1,137,532	$28,509,868

Investor B
Shares sold	27,192	$231,522	11,089	$168,711	67,969	$1,630,778
Shares issued to shareholders in reinvestment
of dividends and distributions	—	—	51,397	625,988	113,412	2,552,296
Total issued	27,192	231,522	62,486	794,699	181,381	4,183,074
Shares redeemed and automatic conversion of shares	(88,066)	(724,250)	(70,702)	(946,167)	(307,706)	(7,194,172)
Net decrease	(60,874)	$(492,728)	(8,216)	$(151,468)	(126,325)	$(3,011,098)

Investor C
Shares sold	172,742	$1,514,262	74,437	$1,085,047	401,603	$9,253,606
Shares issued to shareholders in reinvestment
of dividends and distributions	—	—	210,547	2,496,749	360,570	7,941,682
Total issued	172,742	1,514,262	283,984	3,581,796	762,173	(17,195,288)
Shares redeemed	(293,778)	(2,385,237)	(360,069)	(4,745,162)	(410,160)	(8,987,901)
Net increase (decrease)	(121,036)	$(870,975)	(76,085)	$(1,163,366)	352,013	$8,207,387

SEMI-ANNUAL REPORT

APRIL 30, 2009

Notes to Financial Statements (continued)

				Period
	Six Months Ended		December 1, 2007 to			Year Ended
	April 30, 2009		October 31, 2008		November 30, 2007
Latin America	Shares	Amount	Shares	Amount	Shares	Amount
Institutional
Shares sold	327,401	$10,362,199	1,158,098	$71,001,205	1,272,272	$80,829,282
Shares issued to shareholders in reinvestment
of dividends and distributions	—	—	278,558	17,462,107	49,381	2,575,234
Total issued	327,401	10,362,199	1,436,656	88,463,312	1,321,653	83,404,516
Shares redeemed	(695,415)	(20,201,060)	(1,138,622)	(59,478,030)	(3,462,518)	(194,175,665)
Net increase (decrease)	(368,014)	$(9,838,861)	298,034	$28,985,282	(2,140,865)	$(110,771,149)

Investor A
Shares sold and automatic conversion of shares	1,681,792	$52,899,584	3,142,527	$209,226,730	2,993,773	$202,297,775
Shares issued to shareholders in reinvestment
of dividends and distributions	—	—	902,406	55,922,568	37,370	1,933,536
Total issued	1,681,792	52,899,584	4,044,933	265,149,298	3,031,143	204,231,311
Shares redeemed	(1,025,915)	(29,496,697)	(3,762,743)	(209,271,388)	(1,263,895)	(82,271,703)
Net increase	655,877	$23,402,887	282,190	$55,877,910	1,767,248	$121,959,608

Investor B
Shares sold	22,236	$649,365	186,611	$11,962,166	293,436	$18,680,821
Shares issued to shareholders in reinvestment
of dividends and distributions	—	—	71,416	4,320,594	1,015	50,584
Total issued	22,236	649,365	258,027	16,282,760	294,451	18,731,405
Shares redeemed and automatic conversion of shares .	(75,407)	(2,068,059)	(265,203)	(14,446,623)	(163,918)	(9,848,033)
Net increase (decrease)	(53,171)	$(1,418,694)	(7,176)	$1,836,137	130,533	$8,883,372

Investor C
Shares sold	272,529	$8,032,071	1,418,638	$87,692,633	1,680,824	$106,157,297
Shares issued to shareholders in reinvestment
of dividends and distributions	—	—	418,035	24,730,101	6,346	311,628
Total issued	272,529	8,032,071	1,836,673	112,422,734	1,687,170	106,468,925
Shares redeemed	(553,591)	(14,773,810)	(1,489,018)	(73,074,328)	(506,882)	(30,730,485)
Net increase (decrease)	(281,062)	$(6,741,739)	347,655	$39,348,406	1,180,288	$75,738,440

36 SEMI-ANNUAL REPORT

APRIL 30, 2009

Notes to Financial Statements (concluded)

				Period
	Six Months Ended		June 1, 2008 to			Year Ended
	April 30, 2009		October 31, 2008		May 31, 2008
International	Shares	Amount	Shares	Amount	Shares	Amount
Institutional
Shares sold	64,010	$490,379	5,108	$64,694	24,171	$351,017
Shares issued to shareholders in reinvestment
of dividends and distributions	—	—	8,524	104,425	5,110	67,055
Total issued	64,010	490,379	13,632	169,119	29,281	418,072
Shares redeemed	(160,123)	(1,211,754)	(110,195)	(1,259,256)	(158,602)	(2,237,713)
Net decrease	(96,113)	$(721,375)	(96,563)	$(1,090,137)	(129,321)	$(1,819,641)

Investor A
Shares sold and automatic conversion of shares	559,382	$4,177,660	417,753	$4,967,663	1,140,058	$16,105,187
Shares issued to shareholders in reinvestment
of dividends and distributions	—	—	28,066	341,015	10,055	130,879
Total issued	559,382	4,177,660	445,819	5,308,678	1,150,113	16,236,066
Shares redeemed	(762,178)	(5,443,451)	(501,095)	(5,458,618)	(865,330)	(12,179,455)
Net increase (decrease)	(202,796)	$(1,265,791)	(55,276)	$(149,940)	284,783	$4,056,611

Investor B
Shares sold	376,282	$2,659,138	299,347	$3,319,265	1,081,938	$14,597,126
Shares issued to shareholders in reinvestment
of dividends and distributions	—	—	—	—	—	—
Total issued	376,282	2,659,138	299,347	3,319,265	1,081,938	$14,597,126
Shares redeemed and automatic conversion of shares .	(812,768)	(5,705,919)	(744,167)	(8,320,772)	(2,148,978)	(28,924,995)
Net decrease	(436,486)	$(3,046,781)	(444,820)	$(5,001,507)	(1,067,040)	$(14,327,869)

Investor C
Shares sold	113,320	$816,725	29,780	$324,315	89,447	$1,217,816
Shares issued to shareholders in reinvestment
of dividends and distributions	—	—	1,922	22,496	—	—
Total issued	113,320	816,725	31,702	346,811	89,447	$1,217,816
Shares redeemed	(217,068)	(1,546,262)	(153,110)	(1,632,510)	(262,730)	(3,572,287)
Net decrease	(103,748)	$(729,537)	(121,408)	$(1,285,699)	(173,283)	$(2,354,471)

The Funds impose a 2% redemption fee on shares redeemed or exchanged that have been held 30 days or less. The redemption fees are collected and retained by the Funds for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Portfolio Information as of April 30, 2009			BlackRock Master International Portfolio

BlackRock Master International Portfolio

	Percent of		Percent of
	Long-Term		Long-Term
Ten Largest Holdings	Investments	Geographic Allocation	Investments
E.ON AG	4%	United Kingdom	22%
Vodafone Group Plc	3	France	16
Sanofi-Aventis	3	Switzerland	12
Nokia Oyj	3	Germany	12
Roche Holding AG	3	Japan	8
Total SA	3	United States	6
Vivendi SA	3	Finland	5
Zurich Financial Services AG	3	Sweden	4
Telefonica SA	3	Denmark	3
The Swatch Group Ltd. Bearer Shares	2
		Spain	3
		Luxembourg	2
		Netherlands	2
		Other[1]	5

1 Other includes a 1% investment in each country as follows: Hong Kong, China,
South Africa, Russia and Ireland.

38 SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments April 30, 2009 (Unaudited) BlackRock Master International Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

China — 1.4%
Angang New Steel Co. Ltd.	608,000	$722,173
Denmark — 3.4%
Carlsberg A/S	21,020	1,010,636
Vestas Wind Systems A/S (a)	11,841	768,617
		1,779,253
Finland — 4.9%
Fortum Oyj	49,057	989,491
Nokia Oyj	110,132	1,564,256
		2,553,747
France — 16.1%
AXA SA	59,155	993,905
BNP Paribas SA	19,162	1,008,762
Bouygues	21,198	904,304
Eutelsat Communications	42,365	917,360
Sanofi-Aventis	27,143	1,571,909
Total SA	29,964	1,499,273
Vivendi SA	54,263	1,459,082
		8,354,595
Germany — 12.0%
BASF SE	29,091	1,097,825
DaimlerChrysler AG	22,462	805,266
E.ON AG	60,955	2,061,314
Linde AG	14,128	1,126,677
MAN AG	18,440	1,142,989
		6,234,071
Hong Kong — 1.4%
Cathay Pacific Airways Ltd.	650,000	751,863
Ireland — 1.2%
CRH Plc	24,861	645,373
Japan — 8.3%
Canon, Inc.	39,100	1,170,095
Mitsubishi UFJ Financial Group, Inc.	211,700	1,154,796
Nomura Holdings, Inc.	165,000	995,701
Tokio Marine Holdings, Inc.	37,300	983,724
		4,304,316
Luxembourg — 1.8%
ArcelorMittal	40,585	950,678
Netherlands — 1.6%
Heineken NV	27,255	809,913
Russia — 1.3%
OAO Gazprom (b)	37,486	670,250
South Africa — 1.4%
MTN Group Ltd.	54,980	713,816
Spain — 2.6%
Telefonica SA	70,877	1,342,845
Sweden — 3.6%
Sandvik AB	138,216	907,734
Swedish Match AB	68,360	975,507
		1,883,241

Common Stocks	Shares			Value

Switzerland — 12.1%
Credit Suisse Group AG	22,457			$877,542
Roche Holding AG	12,356			1,558,143
Swatch Group Ltd./The Bearer Shares			9,345	1,300,204
UBS AG	81,936			1,125,513
Zurich Financial Services AG			7,728	1,436,098
				6,297,500
United Kingdom — 22.0%
Cairn Energy Plc (a)	18,715			586,771
GlaxoSmithKline Plc	76,835			1,183,508
Imperial Tobacco Group Plc	46,344			1,057,397
Reed Elsevier Plc	104,322			773,253
Rio Tinto Plc Registered Shares	21,198			861,291
Severn Trent Plc	66,253			1,019,375
Tesco Plc	257,945			1,278,073
Tullow Oil Plc	94,536			1,115,987
Unilever Plc	48,222			938,959
United Business Media Ltd.	138,397			937,260
Vodafone Group Plc	903,717			1,661,006
				11,412,880
United States — 5.9%
Avon Products, Inc.	55,738			1,268,597
McDonald’s Corp.	17,066			909,447
Virgin Media, Inc.	112,085			865,296
				3,043,340
Total Long-Term Investments
(Cost— $56,177,521) — 101.0%				52,469,854

		Par
Short-Term Securities	(000)
Time Deposits — 0.2%
Brown Brothers Harriman & Co.,
0.0547%, 5/01/09	CAD	14		11,441
Brown Brothers Harriman & Co.,
0.02%, 5/01/09	CHF	2		1,420
Brown Brothers Harriman & Co.,
0.0555%, 5/01/09	EUR	78		102,327
Brown Brothers Harriman & Co.,
8.15%, 5/01/09	ZAR	122		14,191
Total Short-Term Securities
(Cost— $129,379) — 0.2%				129,379
Total Investments (Cost — $56,306,900*) — 101.2%				52,599,233
Liabilities in Excess of Other Assets — (1.2)%				(648,815)
Net Assets — 100.0%				$51,950,418

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments (concluded) BlackRock Master International Portfolio

* The cost and unrealized appreciation (depreciation) of investments as of April 30,
2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$56,555,908
Gross unrealized appreciation	$4,053,804
Gross unrealized depreciation	(8,010,479)
Net unrealized depreciation	$(3,956,675)

(a) Non-income producing security.
(b) Depositary receipts.
•Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$(1,309,207)	$8,258

•Foreign currency exchange contracts as of April 30, 2009 were as follows:

						Unrealized
Currency		Currency			Settlement Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)

EUR	581,514	USD	760,504	Citibank NA	5/04/09	$8,892
EUR	698,662	USD	931,177	State Street
				Bank & Trust Co.	5/05/09	(6,785)
USD	136,599	DKK	768,176	Brown Brothers
				Harriman & Co.	5/05/09	174
USD	200,582	ZAR	1,774,191	Brown Brothers
				Harriman & Co.	5/05/09	(8,695)
USD	96,506	CHF	110,074	Brown Brothers
				Harriman & Co.	5/06/09	55
USD	253,592	EUR	191,448	Brown Brothers
				Harriman & Co.	5/06/09	290
USD	324,376	EUR	245,498	Brown Brothers
				Harriman & Co.	5/07/09	(438)
JPY 98,953,602 USD			1,009,319	State Street
				Bank & Trust Co.	5/08/09	(5,936)
JPY 110,646,000		USD	1,178,716	JPMorgan
				Chase Bank NA	5/20/09	(56,445)
JPY 313,638,000		USD	3,354,949	State Street
				Bank & Trust Co.	5/20/09	(173,751)
USD	3,354,949	EUR 2,677,417		State Street
				Bank & Trust Co.	5/20/09	(187,313)
USD	1,178,716	GBP	830,664	JPMorgan
				Chase Bank NA	5/20/09	(50,094)
Total						$(480,046)

•Currency Abbreviations:
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
ZAR	South African Rand

•Financial Accounting Standards Board Statement of Financial Accounting Standards
No. 157, “Fair Value Measurements,” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identi-
cal or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
	Assets	Assets	Liabilities
Level 1	$6,163,041	—	—
Level 2	46,436,192	$9,411	$(489,457)
Level 3	—	—	—
Total	$52,599,233	$9,411	$(489,457)

* Other financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

40 SEMI-ANNUAL REPORT

APRIL 30, 2009

Statement of Assets and Liabilities	BlackRock Master International Portfolio
April 30, 2009 (Unaudited)
Assets
Investments at value (cost — $56,306,900)	$ 52,599,233
Unrealized appreciation on foreign currency exchange contracts	9,411
Foreign currency at value (cost — $104)	2,212
Investments sold receivable	1,690,122
Dividends receivable	933,842
Other assets	164,624
Prepaid expenses	1,934
Total assets	55,401,378
Liabilities
Unrealized depreciation on foreign currency exchange contracts	489,457
Bank overdraft	103,310
Investments purchased payable	2,697,185
Withdrawals payable to investor	104,305
Investment advisory fees payable	30,777
Other accrued expenses payable	25,526
Other affiliates payable	400
Total liabilities	3,450,960
Net Assets	$ 51,950,418
Net Assets Consist of
Investors’ capital	$ 56,117,146
Net unrealized appreciation/depreciation	(4,166,728)
Net Assets	$ 51,950,418

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Statement of Operations	BlackRock Master International Portfolio
Six Months
Ended
April 30, 2009
(Unaudited)
Investment Income
Dividends	$ 1,087,069
Foreign withholding tax	(112,555)
Income — affiliated	8,278
Total income	982,792
Expenses
Investment advisory	193,935
Custodian	10,729
Accounting services	44,798
Professional	25,975
Officer and Directors	9,957
Printing	564
Miscellaneous	6,198
Total expenses	292,156
Net investment income	690,636
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(21,221,045)
Foreign currency	186,905
(21,034,140)
Net change in unrealized appreciation/depreciation on:
Investments	19,850,637
Foreign currency	(479,452)
19,371,185
Total realized and unrealized loss	(1,662,955)
Net Decrease in Net Assets Resulting from Operations	$ (972,319)

See Notes to Financial Statements.

42 SEMI-ANNUAL REPORT

APRIL 30, 2009

Statements of Changes in Net Assets					BlackRock Master International Portfolio

					Six Months
				Ended April 30,		Period	Year Ended
					2009	June 1, 2008 to	May 31,
Increase (Decrease) in Net Assets:					(Unaudited)	October 31, 2008	2008
Operations
Net investment income				$ 690,636		$ 561,798	$ 2,277,358
Net realized gain (loss)				(21,034,140)		(19,570,681)	10,435,185
Net change in unrealized appreciation/depreciation					19,371,185	(31,339,044)	(4,715,333)
Net increase (decrease) in net assets resulting from operations					(972,319)	(50,347,927)	7,997,210

Capital Transactions
Proceeds from contributions					8,143,902	9,100,850	32,271,146
Fair value of withdrawals				(14,438,512)		(17,771,416)	(48,626,388)
Net decrease in net assets derived from capital transactions					(6,294,610)	(8,670,566)	(16,355,242)

Net Assets
Total decrease in net assets					(7,266,929)	(59,018,493)	(8,358,032)
Beginning of period					59,217,347	118,235,840	126,593,872
End of period				$ 51,950,418		$ 59,217,347	$ 118,235,840

Financial Highlights					BlackRock Master International Portfolio

	Six Months	Period
	Ended April 30, June 1, 2008
	2009	to October 31,			Year Ended May 31,
	(Unaudited)	2008	2008	2007	2006	2005	2004
Total Investment Return
Total investment return	(0.31)%[1]	(44.29)%[1]	7.12%	16.99%	25.58%	14.08%	21.12%
Ratios to Average Net Assets
Total expenses	1.13%[2]	1.04%[2]	0.99%	0.96%	0.98%	0.95%	0.94%
Net investment income	2.67%[2]	1.44%[2]	1.90%	1.64%	1.48%	1.51%	1.60%
Supplemental Data
Net assets, end of period (000)	$ 51,950	$ 59,217 $	118,236	$ 126,594	$ 129,475	$ 122,401	$ 146,726
Portfolio turnover	78%	78%	153%	151%	96%	49%	74%

1 Aggregate total investment return.
2 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Notes to Financial Statements (Unaudited) BlackRock Master International Portfolio

1. Significant Accounting Policies:

BlackRock Master International Portfolio (the “Portfolio”) of BlackRock
Master LLC (the “Master LLC”) is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability
Company Agreement permits the Board of Directors (the “Board”) to issue nontransferable interests in the Master LLC, subject to certain limitations.
The Portfolio’s financial statements are prepared in conformity with account-
ing principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Portfolio:

Valuation of Investments: Equity investments traded on a recognized secu-
rities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid or ask price is available, the prior day’s price will be used unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may by valued at amortized cost, which approximates fair value. The Portfolio values its investment in the BlackRock
Liquidity Series, LLC Cash Sweep Series at fair value, which is ordinarily based upon its pro-rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”).
When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the
Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock
Exchange (“NYSE”). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign cur-
rency exchange rates will be determined as of the close of business on the
NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange con-
tracts and forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quo-
tations are not available.

Derivative Financial Instruments: The Portfolio may engage in various port-
folio investment strategies both to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movements and move-
ments in the securities markets. Losses may arise if the value of the con-
tract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

•Forward currency contracts — A forward currency contract is an agree-
ment between two parties to buy and sell a currency at a set exchange rate on a future date. Each Portfolio may enter into forward currency contracts as a hedge against either specific transactions or portfolio positions. Forward currency contracts, when used by the Portfolio, help to manage the overall exposure to the foreign currency backing some of the investments held by the Portfolio. The contract is marked-
to-market daily and the change in market value is recorded by the
Portfolio as an unrealized gain or loss. When the contract is closed, the
Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward currency contracts involves the risk that counterparties may not meet the terms of the agreement and market risk of unanticipated movements in the value of a foreign currency rela-
tive to the US dollar.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange;
and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Portfolio reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such compo-
nents are treated as ordinary income for federal income tax purposes.

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are deter-
mined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

44 SEMI-ANNUAL REPORT

APRIL 30, 2009

Notes to Financial Statements (continued) BlackRock Master International Portfolio

Income Taxes: The Master LLC is classified as a “pass-through entity” for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC.
Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue
Code. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividend, and capital gains at various rates.

The Master LLC files US federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on the Master LLC’s US federal tax returns remain open for each of the three years ended May 31, 2008 and the period ended
October 31, 2008. The statute of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve finan-
cial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses deriva-
tives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Portfolio’s financial statement disclosures, if any, is currently being assessed.

Bank Overdraft: The Portfolio recorded a bank overdraft which resulted from estimates of available cash.

Other: Expenses directly related to the Portfolio are charged to that
Portfolio. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Master LLC, on behalf of the Portfolio, has entered into an Investment
Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indi-
rect, wholly owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administration services. The PNC Financial
Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”)
are the largest stockholders of BlackRock. BAC became a stockholder of
BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill
Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Portfolio under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of
Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of the Portfolio’s invest-
ments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays the Advisor a monthly fee based upon the aver-
age daily value of the Portfolio’s average daily net assets at the following annual rates: 0.75% of the Portfolio’s average daily net assets not exceed-
ing $500 million and 0.70% of the Portfolio’s average daily net assets in excess of $500 million.

The Advisor has entered into a sub-advisory agreement with BlackRock
International Limited, an affiliate of the Advisor, under which the Advisor pays the sub-advisor, for services it provides, a monthly fee that is a per-
centage of the investment advisory fee paid by the Portfolio to the Advisor.

For the six months ended April 30, 2009, the Portfolio reimbursed the
Advisor $603 for certain accounting services, which are included in accounting services in the Statement of Operations.

The Portfolio may earn income on positive cash balances in demand deposit accounts. For the six months ended April 30, 2009, the Portfolio earned $20, which is included in Income — affiliated in the Statements of Operations.

Certain officers and/or directors of the Master LLC are officers and/or dir-
ectors of BlackRock or its affiliates. The Master LLC reimburses the Advisor for compensation paid to the Master LLC’s Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2009 were $40,007,697 and
$42,940,902, respectively.

4. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by the Advisor and its affiliates, is party to a $500 million credit agreement with a group of lenders, which expired November 2008 and was renewed until November
2009. The Portfolio may borrow under the credit agreement to fund share-
holder redemptions and for other lawful purposes other than for leverage.
The Portfolio may borrow up to the maximum amount allowable under the
Portfolio’s current Prospectus and Statement of Additional Information, sub-
ject to various other legal, regulatory or contractual limits. The Portfolio paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets as of October 31, 2008. The Portfolio pays a commitment fee of 0.08% per annum based on the Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the
(a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index
(as defined in the credit agreement) in effect from time to time. The Portfolio did not borrow under the credit agreement during the six months ended
April 30, 2009.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Notes to Financial Statements (concluded) BlackRock Master International Portfolio

5. Geographic Concentration, Market and Credit Risk:

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market
(market risk) or failure of the issuer of a security to meet all its obligations
(credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open trans-
actions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Portfolio’s Statements of Assets and Liabilities.

The Portfolio invests from time to time a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Portfolio concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on its investment performance. Please see the Schedule of Investments for concentrations in specific countries.

As of April 30, 2009, the Portfolio had the following industry classifications:

Percent of
Long-Term
Industry	Investments
Media	10%
Pharmaceuticals	8
Oil, Gas & Consumable Fuels	7
Insurance	7
Electric Utilities	6
Capital Markets	6
Metals & Mining	5
Wireless Telecommunication Services	4
Chemicals	4
Commercial Banks	4
Machinery	4
Tobacco	4
Beverages	4
Communications Equipment	3
Diversified Telecommunication Services	3
Textiles, Apparel & Luxury Goods	2
Food & Staples Retailing	2
Personal Products	2
Office Electronics	2
Water Utilities	2
Food Products	2
Hotels, Restaurants & Leisure	2
Construction & Engineering	2
Automobiles	2
Electrical Equipment	1
Airlines	1
Construction Materials	1

46 SEMI-ANNUAL REPORT

APRIL 30, 2009

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Fund
Howard B. Surloff, Secretary

Custodian
Brown Brothers
Harriman & Co.
Boston, MA 02109

Transfer Agent
PNC Global Investment
Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Funds’ Address
BlackRock Global Emerging Markets Fund, Inc.
BlackRock Latin America Fund, Inc.
BlackRock International Fund of BlackRock Series, Inc.

100 Bellevue Parkway
Wilmington, DE 19809

BlackRock Global Emerging Markets Fund, Inc. is managed by a team of financial professionals. Effective April 1, 2009, Daniel Tubbs, CFA, Dhiren
Shah, CFA and Sam Vecht, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Mr. Tubbs is Director of BlackRock, Inc. since 2007 and Member of the Global Emerging Markets equity team thereof since 2007; Portfolio Manager at West LB Mellon Asset Management from 2001 to 2007.

Mr. Shah is Director of BlackRock, Inc. since 2009 and Vice President thereof from 2006 to 2008; held various positions at MLIM from 2001 to
2006; Member of the Global Emerging Markets equity team at BlackRock, Inc. since 2006 and at MLIM from 2001 to 2006.

Mr. Vecht is Director of BlackRock, Inc. since 2008 and Vice President thereof from 2006 to 2007; held various positions at MLIM from 1999 to
2006; Member of the Global Emerging Markets equity team at BlackRock, Inc. since 2006 and at MLIM from 1999 to 2006.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguard-
ing their non-public personal information. The following information is pro-
vided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applica-
tions, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confi-
dentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including proce-
dures relating to the proper storage and disposal of such information.

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

Each Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be com-
bined with those for other members of your household, please contact the relevant Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that a Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how each Fund votes proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended
June 30 is available upon request and without charge (1) at www.black-
rock.com or by calling (800) 441-7762 and (2) on the SEC’s website at
http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. Each Fund’s Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

48 SEMI-ANNUAL REPORT

APRIL 30, 2009

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get informa-
tion about your account balances, recent transactions and share prices. You can also reach us on the web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have
$50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover,
Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

SEMI-ANNUAL REPORT

APRIL 30, 2009

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.
Equity Funds

BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global SmallCap Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock International Fund	Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Diversification Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Value Opportunities Fund
BlackRock Global Growth Fund

Fixed Income Funds

BlackRock Bond Portfolio	BlackRock Income Builder Portfolio†	BlackRock Short-Term Bond Fund
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Strategic Income Portfolio
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock GNMA Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock Government Income Portfolio	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Income Fund	BlackRock Long Duration Bond Portfolio
BlackRock High Yield Bond Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Income Portfolio†	BlackRock Managed Income Portfolio

Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.
BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

50 SEMI-ANNUAL REPORT

APRIL 30, 2009

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Funds’ prospectus for a description of risks associated with global investments.

#GEMLAIF-4/09

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Latin America Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Latin America Fund, Inc.

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date: June 19, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Latin America Fund, Inc.

Date: June 19, 2009